UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2006

Item 1. Reports to Stockholders

Fidelity®

California
Municipal Income
Fund

Semiannual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Class A
Actual	$ 1,000.00	$ 1,017.40	$ 3.25
HypotheticalA	$ 1,000.00	$ 1,021.98	$ 3.26
Class T
Actual	$ 1,000.00	$ 1,016.80	$ 3.76
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.77
Class B
Actual	$ 1,000.00	$ 1,013.50	$ 7.16
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.17
	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Class C
Actual	$ 1,000.00	$ 1,013.90	$ 7.56
HypotheticalA	$ 1,000.00	$ 1,017.69	$ 7.58
California Municipal Income
Actual	$ 1,000.00	$ 1,018.30	$ 2.39
HypotheticalA	$ 1,000.00	$ 1,022.84	$ 2.40
Institutional Class
Actual	$ 1,000.00	$ 1,018.00	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.64%
Class T	.74%
Class B	1.41%
Class C	1.49%
California Municipal Income	.47%
Institutional Class	.51%

Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.1	37.8
Escrowed/Pre-Refunded	10.2	12.6
Transportation	9.9	11.6
Special Tax	8.9	6.1
Health Care	6.8	6.5
Average Years to Maturity as of August 31, 2006
		6 months ago
Years	13.5	13.8
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of August 31, 2006
6 months ago
Years	6.3	6.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2006	As of February 28, 2006
AAA 57.4%	AAA 58.0%
AA,A 33.2%	AA,A 35.1%
BBB 4.9%	BBB 5.1%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 2.8%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets* (0.1)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

* Short-Term Investments and Net Other Assets are not included in the pie chart

Semiannual Report

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 97.6%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$ 2,720	$ 851
0% 8/1/32 (FGIC Insured)	3,760	1,117
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,976
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,310	1,464
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,197
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	2,412
Series C, 0% 9/1/22 (FSA Insured)	5,150	2,521
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,340
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (c)	1,840	1,945
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,204
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,373
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,492
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,203
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,912
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,865
0% 8/1/12 (AMBAC Insured)	2,800	2,237
0% 8/1/17 (AMBAC Insured)	1,000	634
0% 8/1/18 (AMBAC Insured)	2,000	1,203
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	865
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 6% 5/1/13	2,320	2,596
Series A:
5% 5/1/17	1,000	1,058
5.25% 5/1/12 (MBIA Insured)	6,000	6,521
5.5% 5/1/14 (AMBAC Insured)	7,935	8,743
5.5% 5/1/15 (AMBAC Insured)	9,000	9,912
6% 5/1/14	7,500	8,384
6% 5/1/14 (MBIA Insured)	2,000	2,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Econ. Recovery:
Series 2004 A:
5% 7/1/11 (MBIA Insured)	$ 3,690	$ 3,927
5.25% 7/1/12	11,585	12,555
5.25% 7/1/13	3,000	3,278
Series A:
5% 7/1/15	12,250	13,227
5% 7/1/15 (MBIA Insured)	9,300	10,075
5.25% 1/1/11	7,250	7,727
5.25% 7/1/13 (MBIA Insured)	9,110	9,988
5.25% 7/1/14	3,400	3,743
5.25% 7/1/14 (FGIC Insured)	11,875	13,114
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (c)	365	375
(Chapman Univ. Proj.):
5.375% 10/1/16 (AMBAC Insured)	510	521
5.375% 10/1/16 (Pre-Refunded to 10/1/06 @ 102) (d)	1,490	1,522
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,515
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	697
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,125
5.25% 9/1/26	7,910	8,803
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,047
5.125% 2/1/30	6,000	6,159
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,588
Series O, 5.125% 1/1/31	5,000	5,147
(Univ. of Southern California Proj.) Series A, 5.7% 10/1/15	635	662
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,827
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,278
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,217
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,047
Series 2005:
5.5% 6/1/28	275	290
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (d)	3,685	3,935
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
4.75% 9/1/10	$ 1,300	$ 1,354
5% 2/1/09	2,760	2,848
5% 2/1/09	1,335	1,378
5% 2/1/10	3,000	3,131
5% 2/1/11	3,000	3,163
5% 12/1/11 (MBIA Insured)	4,000	4,273
5% 11/1/12	4,105	4,351
5% 3/1/13	1,095	1,173
5% 3/1/15	3,000	3,241
5% 12/1/18	1,850	1,925
5% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (d)	5,000	5,275
5.25% 10/1/09	2,150	2,252
5.25% 2/1/10 (FSA Insured)	235	248
5.25% 2/1/11	5,790	6,163
5.25% 3/1/11	1,405	1,497
5.25% 3/1/12	3,000	3,227
5.25% 10/1/14	300	302
5.25% 2/1/15	2,315	2,520
5.25% 2/1/15 (MBIA Insured)	5,040	5,509
5.25% 2/1/16	7,500	8,159
5.25% 2/1/16 (MBIA Insured)	4,050	4,398
5.25% 10/1/17	260	262
5.25% 2/1/20	6,805	7,313
5.25% 2/1/22	2,000	2,138
5.25% 11/1/26	1,000	1,066
5.25% 2/1/28	5,025	5,332
5.25% 11/1/29	5,000	5,309
5.25% 4/1/30	1,945	2,040
5.25% 2/1/33	8,150	8,546
5.25% 12/1/33	10,500	11,136
5.25% 4/1/34	13,000	13,773
5.375% 4/1/15 (MBIA Insured)	1,500	1,629
5.375% 10/1/28	250	267
5.375% 10/1/28 (Pre-Refunded to 10/1/10 @ 100) (d)	3,500	3,741
5.5% 6/1/10	1,625	1,731
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,050	3,289
5.5% 4/1/28	5,350	5,862
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (d)	1,040	1,111
5.5% 4/1/30	10,245	11,198
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (d)	1,255	1,403
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 11/1/33	$ 34,870	$ 37,819
5.625% 5/1/20	405	433
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (d)	1,370	1,477
5.625% 5/1/26	295	314
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (d)	1,960	2,113
5.75% 10/1/10	7,325	7,910
5.75% 12/1/10	2,500	2,705
5.75% 5/1/30	220	236
6% 4/1/18	2,545	3,005
6.6% 2/1/09	14,355	15,320
6.6% 2/1/11 (MBIA Insured)	2,150	2,411
6.75% 8/1/10	5,675	6,305
6.75% 8/1/12	1,100	1,273
7% 8/1/09	5,105	5,572
8% 11/1/07 (FGIC Insured)	2,000	2,058
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series G, 5% 7/1/09	1,600	1,648
Series I, 4.95%, tender 7/1/14 (b)	5,000	5,220
(Cedars-Sinai Med. Ctr. Proj.):
Series A, 6.25% 12/1/34 (Pre-Refunded to 12/1/09 @ 101) (d)	10,050	10,988
5% 11/15/11	1,750	1,835
5% 11/15/14	1,485	1,578
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,374
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	115	47
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	4,201
Series J, 4.85% 8/1/27 (MBIA Insured) (c)	1,235	1,236
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,134
5.25% 2/1/32 (AMBAC Insured)	6,295	6,680
Series A, 3.9%, tender 12/1/11 (b)	16,500	16,718
Series B, 5% 5/1/19 (FGIC Insured)	1,000	1,076
Series C, 3.9%, tender 12/1/11 (b)	5,000	5,066
5% 10/1/33	7,235	7,547
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,587
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (b)(c)	$ 9,000	$ 9,343
Series A1, 4.7%, tender 4/1/12 (b)(c)	3,000	3,032
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,677
5% 6/1/14	2,000	2,150
5.25% 6/1/24	3,400	3,635
5.25% 6/1/25	2,500	2,669
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,634
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,387
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	11,037
Series A:
5.25% 6/1/12	2,485	2,668
5.5% 6/1/15	1,000	1,107
(Dept. of Corrections Proj.) Series E, 5.5% 6/1/15 (FSA Insured)	2,000	2,164
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,441
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C:
5.5% 6/1/15	6,100	6,758
5.5% 6/1/17 (MBIA Insured)	4,775	5,319
Series D:
5.375% 11/1/12	1,250	1,278
5.375% 11/1/13	5,055	5,169
5.375% 11/1/14	5,000	5,113
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,464
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,199
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,351
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,673
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,212
Series B:
5.5% 6/1/19	1,650	1,651
6.4% 12/1/09	3,700	4,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various California State Univ. Projs.):
Series C, 5.125% 9/1/22 (AMBAC Insured)	$ 10,000	$ 10,351
Series 2005 A, 5.25% 6/1/30	4,000	4,241
Series 2005 H, 5% 6/1/16	5,000	5,366
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,872
Series 2005 K, 5% 11/1/17	5,625	6,030
California State Univ. Rev. & Colleges (Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,412
5.5% 11/1/16 (AMBAC Insured)	1,500	1,662
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	9,700	9,901
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,940
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	3,000	2,983
(Kaiser Permanente Health Sys. Proj.):
Series 2004 G, 2.3%, tender 5/1/07 (b)	6,350	6,294
Series 2004 H, 2.625%, tender 5/1/08 (b)	1,000	986
Series I, 3.45%, tender 5/1/11 (b)	2,750	2,691
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,263
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,349
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.):
6% 7/1/09	985	1,013
6% 7/1/09 (Escrowed to Maturity) (d)	890	914
(Saint Joseph Health Sys. Proj.) 5.25% 7/1/08	2,710	2,793
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,177
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,732
Commerce Refuse To Energy Auth. Rev.:
5.5% 7/1/11 (MBIA Insured)	2,170	2,347
5.5% 7/1/14 (MBIA Insured)	1,545	1,721
5.5% 7/1/15 (MBIA Insured)	2,685	3,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (d)	$ 3,000	$ 2,190
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	1,146
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA (b)	5,500	5,440
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	1,082
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,198
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	892
5% 4/1/11	2,780	2,862
5% 4/1/12	4,210	4,333
5% 4/1/13	1,830	1,881
5.25% 4/1/09	1,600	1,646
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	10,000	10,487
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	8,968
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,603
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,119
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	728
0% 10/1/25 (AMBAC Insured)	1,665	693
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	866
0% 8/1/21 (MBIA Insured)	1,000	513
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (d)	3,500	2,339
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,889
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,321
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	709
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,430	1,699
0% 8/1/19 (MBIA Insured)	5,365	3,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Foothill-De Anza Cmnty. College District: - continued
0% 8/1/20 (MBIA Insured)	$ 6,425	$ 3,489
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (d)	18,535	13,320
0% 1/1/18 (Escrowed to Maturity) (d)	1,000	623
5% 1/1/35 (MBIA Insured)	24,070	24,495
0% 1/15/27 (a)	4,000	3,588
0% 1/15/27 (MBIA Insured) (a)	4,500	4,246
0% 1/15/29 (a)	4,000	3,588
5% 1/15/16 (MBIA Insured)	5,860	6,173
5.75% 1/15/40	8,155	8,469
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	900
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,363
5.75% 7/1/30 (MBIA Insured)	1,000	1,090
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	15,615	15,685
6.625% 6/1/40	2,900	3,247
6.75% 6/1/39	19,870	22,392
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (d)	5,000	5,378
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (d)	4,400	4,561
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (d)	490	508
Series A:
5% 6/1/38 (FGIC Insured)	11,335	11,765
5% 6/1/45	16,425	16,788
Series B:
5% 6/1/09 (Escrowed to Maturity) (d)	3,000	3,111
5% 6/1/11 (Escrowed to Maturity) (d)	3,610	3,825
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (d)	6,300	6,962
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,644
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	648
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (c)	2,000	2,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Long Beach Hbr. Rev. Series A: - continued
5% 5/15/15 (FGIC Insured) (c)	$ 1,000	$ 1,065
6% 5/15/09 (FGIC Insured) (c)	3,450	3,638
6% 5/15/10 (FGIC Insured) (c)	1,000	1,073
6% 5/15/12 (FGIC Insured) (c)	3,500	3,874
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.):
5% 9/1/11 (AMBAC Insured)	1,725	1,835
5% 9/1/21 (AMBAC Insured)	2,805	2,984
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (d)	6,400	5,313
0% 9/1/13 (Escrowed to Maturity) (d)	3,380	2,586
(Disney Parking Proj.):
0% 3/1/10	2,000	1,746
0% 3/1/11	1,950	1,633
0% 3/1/12	2,180	1,741
0% 3/1/13	6,490	4,956
0% 9/1/14 (AMBAC Insured)	3,860	2,805
0% 3/1/18	3,000	1,756
0% 3/1/19	3,200	1,772
0% 3/1/20	1,000	525
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. (Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (Pre-Refunded to 7/1/10 @ 101) (d)	3,500	3,718
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,157
5.375% 9/1/17 (FSA Insured)	1,095	1,211
5.375% 9/1/18 (FSA Insured)	1,155	1,270
5.375% 9/1/19 (FSA Insured)	1,210	1,328
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,910
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (c)	290	292
Series A, 5.25% 5/15/19 (FGIC Insured)	3,000	3,214
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (d)	3,120	3,121
4.75% 8/15/16 (Escrowed to Maturity) (d)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (d)	150	150
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	$ 15,000	$ 15,388
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,097
5.5% 10/15/11 (Escrowed to Maturity) (d)	3,670	3,846
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (c)	6,265	6,730
7.6% 10/1/18 (Escrowed to Maturity) (d)	13,625	16,544
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,233
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,425
5.375% 7/1/17 (MBIA Insured)	3,765	4,132
Series E, 5.125% 1/1/27 (MBIA Insured)	1,250	1,316
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (d)	2,195	2,588
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	875
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,658
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	540
Metropolitan Wtr. District Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	15,000	15,765
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,026
0% 8/1/25 (FGIC Insured)	2,800	1,174
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,719
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,764
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (d)	5,000	5,004
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (d)	2,270	1,935
Mojave Wtr. Agcy. Impt. District M Gen. Oblig. (Morongo Basin Pipeline Proj.) 5% 9/1/12 (AMBAC Insured)	1,925	2,070
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	715
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Montebello Unified School District 0% 6/1/26 (FSA Insured)	$ 1,580	$ 641
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,633
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	569
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,145
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,488
12% 8/1/17 (FSA Insured)	1,000	1,709
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B:
5.25% 9/1/23 (AMBAC Insured)	1,530	1,722
5.25% 9/1/25 (AMBAC Insured)	1,835	2,072
Subseries C:
5% 9/1/16 (AMBAC Insured)	1,000	1,096
5% 9/1/17 (AMBAC Insured)	2,735	3,004
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (d)	3,850	5,176
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	7,073
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,082
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (d)	1,000	1,080
5.5% 9/1/17 (FGIC Insured)	3,000	3,293
Oakland Unified School District Alameda County 5% 8/1/16 (MBIA Insured)	4,740	5,155
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,823
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,647
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (c)	3,620	3,831
5.75% 12/1/11 (AMBAC Insured) (c)	4,000	4,365
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,149
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (c)	1,785	1,836
5% 5/1/10 (AMBAC Insured) (c)	1,820	1,886
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Oxnard Fin. Auth. Solid Waste Rev.: - continued
5% 5/1/12 (AMBAC Insured) (c)	$ 2,065	$ 2,175
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,835
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,086
0% 8/1/21 (FGIC Insured)	1,000	517
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,425	2,425
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (d)	4,035	4,246
Port of Oakland Gen. Oblig.:
Series L, 5.5% 11/1/20 (FGIC Insured) (c)	3,405	3,645
5% 11/1/15 (MBIA Insured) (c)	5,850	6,179
5% 11/1/17 (MBIA Insured) (c)	3,355	3,519
5% 11/1/18 (MBIA Insured) (c)	2,740	2,867
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (c)	1,805	1,863
Rancho Santiago Cmnty. College District 5.25% 9/1/21 (FSA Insured)	2,705	3,077
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,620
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	55	55
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,163
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,167
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2005 A:
4.8% 10/1/07	200	202
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (d)	570	582
5% 10/1/08	210	214
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (d)	595	607
5% 10/1/09	215	219
5.1% 10/1/10	230	235
5.25% 10/1/12	255	260
5.5% 10/1/22	830	848
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.): - continued
Series A:
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (d)	$ 310	$ 316
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (d)	330	337
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	4,010
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,188
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,296
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	609
0% 8/1/25 (FGIC Insured)	2,725	1,153
0% 8/1/26 (FGIC Insured)	1,365	550
0% 8/1/27 (FGIC Insured)	2,500	958
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	739
0% 8/1/27 (FGIC Insured)	1,940	744
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,235
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,354
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,613
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,132
Series R, 5% 8/15/33 (MBIA Insured)	5,600	5,813
Salinas Union High School District Series A, 5.25% 10/1/17 (FGIC Insured)	1,410	1,552
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (d)	8,500	10,977
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,175
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,624
5% 11/15/16 (AMBAC Insured)	2,000	2,172
5% 11/15/17 (AMBAC Insured)	2,000	2,162
5% 11/15/18 (AMBAC Insured)	2,000	2,154
5.25% 10/1/11	1,705	1,811
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (c)	2,200	2,326
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	$ 2,290	$ 2,760
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (d)	4,325	4,705
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,682
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.) 5.75% 2/1/07	1,500	1,509
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	6,135
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,633
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (c)	1,355	1,411
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (c)	2,945	3,028
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (c)	3,280	3,389
5.25% 5/1/14 (MBIA Insured) (c)	2,750	2,841
Second Series 23A, 5.5% 5/1/08 (FGIC Insured) (c)	2,755	2,833
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (c)	4,045	4,159
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,279
Series A:
0% 8/1/09 (FGIC Insured)	1,085	977
0% 8/1/10 (FGIC Insured)	1,085	941
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,544
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,982
0% 1/15/12 (MBIA Insured)	7,000	5,709
0% 1/15/15 (MBIA Insured)	5,000	3,573
0% 1/15/20 (MBIA Insured)	3,765	2,094
0% 1/15/31 (MBIA Insured)	5,000	1,605
0% 1/15/34 (MBIA Insured)	10,000	2,761
5.5% 1/15/28	1,060	1,064
0% 1/1/12 (Escrowed to Maturity) (d)	10,000	8,135
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,072
Series B, 5% 3/1/09 (FSA Insured) (c)	5,395	5,547
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	$ 1,895	$ 2,044
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,059
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (d)	1,990	1,393
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,797
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	930
0% 9/1/25 (FGIC Insured)	1,490	628
0% 9/1/26 (FGIC Insured)	1,500	602
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,418
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	4,958
5.75% 8/1/30 (FGIC Insured)	7,490	7,987
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,787
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,220
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	403
0% 5/1/28 (MBIA Insured)	3,340	1,232
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,539
6.75% 7/1/11	6,500	7,294
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,022
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,190
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (b)	3,000	2,958
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	3,465	2,825
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31 (Pre-Refunded to 6/1/11 @ 100) (d)	2,050	2,199
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,214
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	$ 2,350	$ 2,461
6% 6/1/22	1,100	1,214
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,233
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	599
0% 9/1/21 (FGIC Insured)	2,995	1,542
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,318
5.5% 5/15/24 (AMBAC Insured)	1,000	1,087
Series B, 5.5% 5/15/18 (AMBAC Insured)	7,035	7,881
4.55% 12/1/09 (e)	21,639	21,996
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,054
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,150
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,260
5% 5/15/17 (FSA Insured)	4,000	4,290
5.25% 5/15/16 (AMBAC Insured)	5,000	5,462
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	4,052
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	1,360	1,361
5.25% 1/1/13	8,500	8,505
Val Verde Unified School District Ctfs. of Prtn.:
Series B, 5% 1/1/35 (FGIC Insured)	3,085	3,208
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (d)	1,000	1,111
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (d)	1,380	1,533
Vallejo Wtr. Rev. 5% 5/1/19 (MBIA Insured)	1,560	1,684
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,750
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	143
5.375% 8/1/16 (FSA Insured)	100	109
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	947
0% 8/1/31 (FGIC Insured)	2,715	850
0% 8/1/32 (FGIC Insured)	1,315	391
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Walnut Valley Unified School District Series D: - continued
5.25% 8/1/16 (FGIC Insured)	$ 1,000	$ 1,095
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,076
		1,542,060
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,111
5.875% 7/1/35	1,875	1,983
		3,094
Puerto Rico - 0.6%
Puerto Rico Commonwealth Gen. Oblig. Series 2006A, 5.111% 7/1/21 (FGIC Insured) (b)	4,600	4,600
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (MBIA Insured)	2,810	3,132
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	715	764
		8,496
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	550	570
5.25% 10/1/15	1,255	1,343
		1,913
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $1,496,198)	1,555,563
NET OTHER ASSETS - 1.5%	24,186
NET ASSETS - 100%	$ 1,579,749
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,996,000 or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 21,639
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	35.1%
Escrowed/Pre-Refunded	10.2%
Transportation	9.9%
Special Tax	8.9%
Health Care	6.8%
Education	6.4%
Electric Utilities	5.3%
Water & Sewer	5.1%
Others* (individually less than 5%)	12.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,496,198)		$ 1,555,563
Cash		11,313
Receivable for fund shares sold		353
Interest receivable		16,702
Prepaid expenses		2
Other receivables		67
Total assets		1,584,000

Liabilities
Payable for fund shares redeemed	$ 1,834
Distributions payable	1,660
Accrued management fee	482
Distribution fees payable	15
Other affiliated payables	235
Other payables and accrued expenses	25
Total liabilities		4,251

Net Assets		$ 1,579,749
Net Assets consist of:
Paid in capital		$ 1,515,314
Undistributed net investment income		1,078
Accumulated undistributed net realized gain (loss) on investments		3,992
Net unrealized appreciation (depreciation) on investments		59,365
Net Assets		$ 1,579,749

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,178 ÷ 982.8 shares)	$ 12.39

Maximum offering price per share (100/95.25 of $12.39)	$ 13.01
Class T: Net Asset Value and redemption price per share ($4,558 ÷ 367.2 shares)	$ 12.41

Maximum offering price per share (100/96.50 of $12.41)	$ 12.86
Class B: Net Asset Value and offering price per share ($5,343 ÷ 431.5 shares)A	$ 12.38

Class C: Net Asset Value and offering price per share ($10,150 ÷ 820.1 shares)A	$ 12.38

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,540,560 ÷ 124,456.0 shares)	$ 12.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,960 ÷ 561.3 shares)	$ 12.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2006 (Unaudited)

Investment Income
Interest		$ 36,045

Expenses
Management fee	$ 2,907
Transfer agent fees	541
Distribution fees	87
Accounting fees and expenses	157
Independent trustees' compensation	3
Custodian fees and expenses	12
Registration fees	68
Audit	28
Legal	4
Miscellaneous	8
Total expenses before reductions	3,815
Expense reductions	(203)	3,612
Net investment income		32,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,817
Futures contracts	320
Total net realized gain (loss)		7,137
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,799)
Futures contracts	6
Total change in net unrealized appreciation (depreciation)		(11,793)
Net gain (loss)		(4,656)
Net increase (decrease) in net assets resulting from operations		$ 27,777

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 32,433	$ 64,514
Net realized gain (loss)	7,137	14,409
Change in net unrealized appreciation (depreciation)	(11,793)	(18,534)
Net increase (decrease) in net assets resulting from operations	27,777	60,389
Distributions to shareholders from net investment income	(32,744)	(64,389)
Distributions to shareholders from net realized gain	(4,576)	(9,643)
Total distributions	(37,320)	(74,032)
Share transactions - net increase (decrease)	(44,524)	114,062
Redemption fees	4	17
Total increase (decrease) in net assets	(54,063)	100,436

Net Assets
Beginning of period	1,633,812	1,533,376
End of period (including undistributed net investment income of $1,078 and undistributed net investment income of $1,565, respectively)	$ 1,579,749	$ 1,633,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 12.56	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income E	.243	.490	.505	.521	.303
Net realized and unrealized gain (loss)	(.032)	(.025)	(.149)	.248	.212
Total from investment operations	.211	.465	.356	.769	.515
Distributions from net investment income	(.246)	(.490)	(.501)	(.517)	(.297)
Distributions from net realized gain	(.035)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.281)	(.565)	(.636)	(.689)	(.355)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.39	$ 12.46	$ 12.56	$ 12.84	$ 12.76
Total Return B, C, D	1.74%	3.78%	2.92%	6.25%	4.13%
Ratios to Average Net Assets G
Expenses before reductions	.64% A	.65%	.66%	.65%	.66% A
Expenses net of fee waivers, if any	.64% A	.65%	.66%	.65%	.66% A
Expenses net of all reductions	.62% A	.62%	.65%	.65%	.65% A
Net investment income	3.94% A	3.93%	4.04%	4.12%	4.18% A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 11	$ 7	$ 6	$ 3
Portfolio turnover rate	19% A	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.58	$ 12.86	$ 12.79	$ 12.60
Income from Investment Operations
Net investment income E	.237	.477	.492	.508	.296
Net realized and unrealized gain (loss)	(.033)	(.027)	(.150)	.237	.241
Total from investment operations	.204	.450	.342	.745	.537
Distributions from net investment income	(.239)	(.475)	(.487)	(.503)	(.289)
Distributions from net realized gain	(.035)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.274)	(.550)	(.622)	(.675)	(.347)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.41	$ 12.48	$ 12.58	$ 12.86	$ 12.79
Total Return B, C, D	1.68%	3.66%	2.80%	6.04%	4.31%
Ratios to Average Net Assets G
Expenses before reductions	.74% A	.77%	.77%	.76%	.77% A
Expenses net of fee waivers, if any	.74% A	.77%	.77%	.76%	.77% A
Expenses net of all reductions	.72% A	.73%	.76%	.76%	.76% A
Net investment income	3.83% A	3.81%	3.93%	4.01%	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 3	$ 4	$ 1
Portfolio turnover rate	19% A	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 12.55	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income E	.196	.394	.409	.426	.247
Net realized and unrealized gain (loss)	(.033)	(.026)	(.159)	.248	.210
Total from investment operations	.163	.368	.250	.674	.457
Distributions from net investment income	(.198)	(.393)	(.405)	(.422)	(.239)
Distributions from net realized gain	(.035)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.233)	(.468)	(.540)	(.594)	(.297)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.38	$ 12.45	$ 12.55	$ 12.84	$ 12.76
Total Return B, C, D	1.35%	2.99%	2.06%	5.46%	3.66%
Ratios to Average Net Assets G
Expenses before reductions	1.41% A	1.42%	1.42%	1.41%	1.42% A
Expenses net of fee waivers, if any	1.41% A	1.42%	1.42%	1.41%	1.42% A
Expenses net of all reductions	1.38% A	1.39%	1.41%	1.40%	1.42% A
Net investment income	3.17% A	3.15%	3.28%	3.37%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 5	$ 5	$ 4
Portfolio turnover rate	19% A	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 12.55	$ 12.83	$ 12.75	$ 12.60
Income from Investment Operations
Net investment income E	.191	.382	.397	.411	.239
Net realized and unrealized gain (loss)	(.023)	(.035)	(.149)	.248	.200
Total from investment operations	.168	.347	.248	.659	.439
Distributions from net investment income	(.193)	(.382)	(.393)	(.407)	(.231)
Distributions from net realized gain	(.035)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.228)	(.457)	(.528)	(.579)	(.289)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.38	$ 12.44	$ 12.55	$ 12.83	$ 12.75
Total Return B, C, D	1.39%	2.81%	2.04%	5.34%	3.52%
Ratios to Average Net Assets G
Expenses before reductions	1.49% A	1.52%	1.52%	1.52%	1.54% A
Expenses net of fee waivers, if any	1.49% A	1.52%	1.52%	1.52%	1.54% A
Expenses net of all reductions	1.47% A	1.49%	1.51%	1.51%	1.53% A
Net investment income	3.09% A	3.06%	3.18%	3.25%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 10	$ 11	$ 12	$ 7
Portfolio turnover rate	19% A	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 12.55	$ 12.83	$ 12.75	$ 12.55	$ 12.35
Income from Investment Operations
Net investment income D	.254	.512	.527	.544	.546	.555
Net realized and unrealized gain (loss)	(.033)	(.025)	(.149)	.247	.265	.211
Total from investment operations	.221	.487	.378	.791	.811	.766
Distributions from net investment income	(.256)	(.512)	(.523)	(.539)	(.541)	(.552)
Distributions from net realized gain	(.035)	(.075)	(.135)	(.172)	(.070)	(.015)
Total distributions	(.291)	(.587)	(.658)	(.711)	(.611)	(.567)
Redemption fees added to paid in capital D	- G	- G	- G	- G	- G	.001
Net asset value, end of period	$ 12.38	$ 12.45	$ 12.55	$ 12.83	$ 12.75	$ 12.55
Total Return B, C	1.83%	3.97%	3.11%	6.44%	6.64%	6.36%
Ratios to Average Net Assets E
Expenses before reductions	.47% A	.48%	.48%	.48%	.49%	.48%
Expenses net of fee waivers, if any	.47% A	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.44% A	.45%	.47%	.48%	.47%	.43%
Net investment income	4.11% A	4.10%	4.22%	4.29%	4.34%	4.47%
Supplemental Data
Net assets, end of period (in millions)	$ 1,541	$ 1,601	$ 1,506	$ 1,550	$ 1,683	$ 1,654
Portfolio turnover rate	19% A	19%	15%	18%	18%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 12.57	$ 12.85	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income D	.249	.509	.529	.546	.316
Net realized and unrealized gain (loss)	(.031)	(.025)	(.151)	.254	.211
Total from investment operations	.218	.484	.378	.800	.527
Distributions from net investment income	(.253)	(.509)	(.523)	(.538)	(.309)
Distributions from net realized gain	(.035)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.288)	(.584)	(.658)	(.710)	(.367)
Redemption fees added to paid in capital D, H	-	-	-	-	-
Net asset value, end of period	$ 12.40	$ 12.47	$ 12.57	$ 12.85	$ 12.76
Total Return B, C	1.80%	3.94%	3.10%	6.51%	4.23%
Ratios to Average Net Assets F
Expenses before reductions	.51% A	.50%	.47%	.49%	.50% A
Expenses net of fee waivers, if any	.51% A	.50%	.47%	.49%	.50% A
Expenses net of all reductions	.48% A	.46%	.47%	.49%	.49% A
Net investment income	4.07% A	4.08%	4.23%	4.28%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,960	$ 2,143	$ 1,057	$ 264	$ 1,499
Portfolio turnover rate	19% A	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 62,440
Unrealized depreciation	(1,828)
Net unrealized appreciation (depreciation)	$ 60,612
Cost for federal income tax purposes	$ 1,494,951

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50 % of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts - continued

fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $149,315 and $224,046, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 9	$ -
Class T	0%	.25%	5	-
Class B	.65%	.25%	24	17
Class C	.75%	.25%	49	13
			$ 87	$ 30

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	3
Class B*	2
Class C*	1
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 5.09
Class T	2.09
Class B	3.11
Class C	5.10
California Municipal Income	525.07
Institutional Class	1.11
	$ 541

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $12 and $141, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
California Municipal Income	$ 50

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Subsequent to period end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2006	Year ended February 28, 2006
From net investment income
Class A	$ 228	$ 357
Class T	85	127
Class B	85	164
Class C	155	328
California Municipal Income	32,143	63,354
Institutional Class	48	59
Total	$ 32,744	$ 64,389
From net realized gain
Class A	$ 31	$ 60
Class T	11	23
Class B	15	32
Class C	28	62
California Municipal Income	4,484	9,454
Institutional Class	7	12
Total	$ 4,576	$ 9,643

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2006	Year ended February 28, 2006	Six months ended August 31, 2006	Year ended February 28, 2006
Class A
Shares sold	245	494	$ 3,008	$ 6,170
Reinvestment of distributions	13	21	157	263
Shares redeemed	(160)	(200)	(1,962)	(2,491)
Net increase (decrease)	98	315	$ 1,203	$ 3,942
Class T
Shares sold	79	108	$ 974	$ 1,359
Reinvestment of distributions	7	11	80	142
Shares redeemed	(43)	(43)	(529)	(544)
Net increase (decrease)	43	76	$ 525	$ 957
Class B
Shares sold	17	114	$ 214	$ 1,426
Reinvestment of distributions	3	7	40	86
Shares redeemed	(24)	(75)	(295)	(941)
Net increase (decrease)	(4)	46	$ (41)	$ 571
Class C
Shares sold	165	215	$ 2,024	$ 2,683
Reinvestment of distributions	10	21	125	262
Shares redeemed	(154)	(292)	(1,889)	(3,632)
Net increase (decrease)	21	(56)	$ 260	$ (687)
California Municipal Income
Shares sold	10,022	22,396	$ 122,902	$ 279,941
Reinvestment of distributions	2,074	4,064	25,404	50,716
Shares redeemed	(16,304)	(17,827)	(199,596)	(222,480)
Net increase (decrease)	(4,208)	8,633	$ (51,290)	$ 108,177
Institutional Class
Shares sold	438	145	$ 5,419	$ 1,818
Reinvestment of distributions	1	2	12	20
Shares redeemed	(50)	(59)	(612)	(736)
Net increase (decrease)	389	88	$ 4,819	$ 1,102

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, as applicable, the cumulative total returns of Class C and Fidelity California Municipal Income (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity California Municipal Income (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity California Municipal Income (retail class) was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also stated that the relative investment performance of Fidelity California Municipal Income (retail class) compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity California Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
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www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

August 31, 2006

Class A, Class T, Class B, and Class C are classes of Fidelity® California Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Class A
Actual	$ 1,000.00	$ 1,017.40	$ 3.25
HypotheticalA	$ 1,000.00	$ 1,021.98	$ 3.26
Class T
Actual	$ 1,000.00	$ 1,016.80	$ 3.76
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.77
Class B
Actual	$ 1,000.00	$ 1,013.50	$ 7.16
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.17
	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Class C
Actual	$ 1,000.00	$ 1,013.90	$ 7.56
HypotheticalA	$ 1,000.00	$ 1,017.69	$ 7.58
California Municipal Income
Actual	$ 1,000.00	$ 1,018.30	$ 2.39
HypotheticalA	$ 1,000.00	$ 1,022.84	$ 2.40
Institutional Class
Actual	$ 1,000.00	$ 1,018.00	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.64%
Class T	.74%
Class B	1.41%
Class C	1.49%
California Municipal Income	.47%
Institutional Class	.51%

Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.1	37.8
Escrowed/Pre-Refunded	10.2	12.6
Transportation	9.9	11.6
Special Tax	8.9	6.1
Health Care	6.8	6.5
Average Years to Maturity as of August 31, 2006
		6 months ago
Years	13.5	13.8
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of August 31, 2006
6 months ago
Years	6.3	6.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2006	As of February 28, 2006
AAA 57.4%	AAA 58.0%
AA,A 33.2%	AA,A 35.1%
BBB 4.9%	BBB 5.1%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 2.8%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets* (0.1)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

* Short-Term Investments and Net Other Assets are not included in the pie chart

Semiannual Report

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 97.6%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$ 2,720	$ 851
0% 8/1/32 (FGIC Insured)	3,760	1,117
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,976
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,310	1,464
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,197
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	2,412
Series C, 0% 9/1/22 (FSA Insured)	5,150	2,521
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,340
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (c)	1,840	1,945
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,204
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,373
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,492
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,203
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,912
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,865
0% 8/1/12 (AMBAC Insured)	2,800	2,237
0% 8/1/17 (AMBAC Insured)	1,000	634
0% 8/1/18 (AMBAC Insured)	2,000	1,203
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	865
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 6% 5/1/13	2,320	2,596
Series A:
5% 5/1/17	1,000	1,058
5.25% 5/1/12 (MBIA Insured)	6,000	6,521
5.5% 5/1/14 (AMBAC Insured)	7,935	8,743
5.5% 5/1/15 (AMBAC Insured)	9,000	9,912
6% 5/1/14	7,500	8,384
6% 5/1/14 (MBIA Insured)	2,000	2,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Econ. Recovery:
Series 2004 A:
5% 7/1/11 (MBIA Insured)	$ 3,690	$ 3,927
5.25% 7/1/12	11,585	12,555
5.25% 7/1/13	3,000	3,278
Series A:
5% 7/1/15	12,250	13,227
5% 7/1/15 (MBIA Insured)	9,300	10,075
5.25% 1/1/11	7,250	7,727
5.25% 7/1/13 (MBIA Insured)	9,110	9,988
5.25% 7/1/14	3,400	3,743
5.25% 7/1/14 (FGIC Insured)	11,875	13,114
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (c)	365	375
(Chapman Univ. Proj.):
5.375% 10/1/16 (AMBAC Insured)	510	521
5.375% 10/1/16 (Pre-Refunded to 10/1/06 @ 102) (d)	1,490	1,522
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,515
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	697
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,125
5.25% 9/1/26	7,910	8,803
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,047
5.125% 2/1/30	6,000	6,159
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,588
Series O, 5.125% 1/1/31	5,000	5,147
(Univ. of Southern California Proj.) Series A, 5.7% 10/1/15	635	662
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,827
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,278
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,217
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,047
Series 2005:
5.5% 6/1/28	275	290
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (d)	3,685	3,935
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
4.75% 9/1/10	$ 1,300	$ 1,354
5% 2/1/09	2,760	2,848
5% 2/1/09	1,335	1,378
5% 2/1/10	3,000	3,131
5% 2/1/11	3,000	3,163
5% 12/1/11 (MBIA Insured)	4,000	4,273
5% 11/1/12	4,105	4,351
5% 3/1/13	1,095	1,173
5% 3/1/15	3,000	3,241
5% 12/1/18	1,850	1,925
5% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (d)	5,000	5,275
5.25% 10/1/09	2,150	2,252
5.25% 2/1/10 (FSA Insured)	235	248
5.25% 2/1/11	5,790	6,163
5.25% 3/1/11	1,405	1,497
5.25% 3/1/12	3,000	3,227
5.25% 10/1/14	300	302
5.25% 2/1/15	2,315	2,520
5.25% 2/1/15 (MBIA Insured)	5,040	5,509
5.25% 2/1/16	7,500	8,159
5.25% 2/1/16 (MBIA Insured)	4,050	4,398
5.25% 10/1/17	260	262
5.25% 2/1/20	6,805	7,313
5.25% 2/1/22	2,000	2,138
5.25% 11/1/26	1,000	1,066
5.25% 2/1/28	5,025	5,332
5.25% 11/1/29	5,000	5,309
5.25% 4/1/30	1,945	2,040
5.25% 2/1/33	8,150	8,546
5.25% 12/1/33	10,500	11,136
5.25% 4/1/34	13,000	13,773
5.375% 4/1/15 (MBIA Insured)	1,500	1,629
5.375% 10/1/28	250	267
5.375% 10/1/28 (Pre-Refunded to 10/1/10 @ 100) (d)	3,500	3,741
5.5% 6/1/10	1,625	1,731
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,050	3,289
5.5% 4/1/28	5,350	5,862
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (d)	1,040	1,111
5.5% 4/1/30	10,245	11,198
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (d)	1,255	1,403
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 11/1/33	$ 34,870	$ 37,819
5.625% 5/1/20	405	433
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (d)	1,370	1,477
5.625% 5/1/26	295	314
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (d)	1,960	2,113
5.75% 10/1/10	7,325	7,910
5.75% 12/1/10	2,500	2,705
5.75% 5/1/30	220	236
6% 4/1/18	2,545	3,005
6.6% 2/1/09	14,355	15,320
6.6% 2/1/11 (MBIA Insured)	2,150	2,411
6.75% 8/1/10	5,675	6,305
6.75% 8/1/12	1,100	1,273
7% 8/1/09	5,105	5,572
8% 11/1/07 (FGIC Insured)	2,000	2,058
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series G, 5% 7/1/09	1,600	1,648
Series I, 4.95%, tender 7/1/14 (b)	5,000	5,220
(Cedars-Sinai Med. Ctr. Proj.):
Series A, 6.25% 12/1/34 (Pre-Refunded to 12/1/09 @ 101) (d)	10,050	10,988
5% 11/15/11	1,750	1,835
5% 11/15/14	1,485	1,578
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,374
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	115	47
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	4,201
Series J, 4.85% 8/1/27 (MBIA Insured) (c)	1,235	1,236
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,134
5.25% 2/1/32 (AMBAC Insured)	6,295	6,680
Series A, 3.9%, tender 12/1/11 (b)	16,500	16,718
Series B, 5% 5/1/19 (FGIC Insured)	1,000	1,076
Series C, 3.9%, tender 12/1/11 (b)	5,000	5,066
5% 10/1/33	7,235	7,547
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,587
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (b)(c)	$ 9,000	$ 9,343
Series A1, 4.7%, tender 4/1/12 (b)(c)	3,000	3,032
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,677
5% 6/1/14	2,000	2,150
5.25% 6/1/24	3,400	3,635
5.25% 6/1/25	2,500	2,669
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,634
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,387
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	11,037
Series A:
5.25% 6/1/12	2,485	2,668
5.5% 6/1/15	1,000	1,107
(Dept. of Corrections Proj.) Series E, 5.5% 6/1/15 (FSA Insured)	2,000	2,164
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,441
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C:
5.5% 6/1/15	6,100	6,758
5.5% 6/1/17 (MBIA Insured)	4,775	5,319
Series D:
5.375% 11/1/12	1,250	1,278
5.375% 11/1/13	5,055	5,169
5.375% 11/1/14	5,000	5,113
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,464
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,199
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,351
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,673
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,212
Series B:
5.5% 6/1/19	1,650	1,651
6.4% 12/1/09	3,700	4,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various California State Univ. Projs.):
Series C, 5.125% 9/1/22 (AMBAC Insured)	$ 10,000	$ 10,351
Series 2005 A, 5.25% 6/1/30	4,000	4,241
Series 2005 H, 5% 6/1/16	5,000	5,366
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,872
Series 2005 K, 5% 11/1/17	5,625	6,030
California State Univ. Rev. & Colleges (Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,412
5.5% 11/1/16 (AMBAC Insured)	1,500	1,662
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	9,700	9,901
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,940
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	3,000	2,983
(Kaiser Permanente Health Sys. Proj.):
Series 2004 G, 2.3%, tender 5/1/07 (b)	6,350	6,294
Series 2004 H, 2.625%, tender 5/1/08 (b)	1,000	986
Series I, 3.45%, tender 5/1/11 (b)	2,750	2,691
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,263
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,349
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.):
6% 7/1/09	985	1,013
6% 7/1/09 (Escrowed to Maturity) (d)	890	914
(Saint Joseph Health Sys. Proj.) 5.25% 7/1/08	2,710	2,793
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,177
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,732
Commerce Refuse To Energy Auth. Rev.:
5.5% 7/1/11 (MBIA Insured)	2,170	2,347
5.5% 7/1/14 (MBIA Insured)	1,545	1,721
5.5% 7/1/15 (MBIA Insured)	2,685	3,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (d)	$ 3,000	$ 2,190
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	1,146
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA (b)	5,500	5,440
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	1,082
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,198
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	892
5% 4/1/11	2,780	2,862
5% 4/1/12	4,210	4,333
5% 4/1/13	1,830	1,881
5.25% 4/1/09	1,600	1,646
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	10,000	10,487
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	8,968
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,603
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,119
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	728
0% 10/1/25 (AMBAC Insured)	1,665	693
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	866
0% 8/1/21 (MBIA Insured)	1,000	513
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (d)	3,500	2,339
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,889
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,321
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	709
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,430	1,699
0% 8/1/19 (MBIA Insured)	5,365	3,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Foothill-De Anza Cmnty. College District: - continued
0% 8/1/20 (MBIA Insured)	$ 6,425	$ 3,489
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (d)	18,535	13,320
0% 1/1/18 (Escrowed to Maturity) (d)	1,000	623
5% 1/1/35 (MBIA Insured)	24,070	24,495
0% 1/15/27 (a)	4,000	3,588
0% 1/15/27 (MBIA Insured) (a)	4,500	4,246
0% 1/15/29 (a)	4,000	3,588
5% 1/15/16 (MBIA Insured)	5,860	6,173
5.75% 1/15/40	8,155	8,469
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	900
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,363
5.75% 7/1/30 (MBIA Insured)	1,000	1,090
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	15,615	15,685
6.625% 6/1/40	2,900	3,247
6.75% 6/1/39	19,870	22,392
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (d)	5,000	5,378
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (d)	4,400	4,561
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (d)	490	508
Series A:
5% 6/1/38 (FGIC Insured)	11,335	11,765
5% 6/1/45	16,425	16,788
Series B:
5% 6/1/09 (Escrowed to Maturity) (d)	3,000	3,111
5% 6/1/11 (Escrowed to Maturity) (d)	3,610	3,825
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (d)	6,300	6,962
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,644
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	648
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (c)	2,000	2,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Long Beach Hbr. Rev. Series A: - continued
5% 5/15/15 (FGIC Insured) (c)	$ 1,000	$ 1,065
6% 5/15/09 (FGIC Insured) (c)	3,450	3,638
6% 5/15/10 (FGIC Insured) (c)	1,000	1,073
6% 5/15/12 (FGIC Insured) (c)	3,500	3,874
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.):
5% 9/1/11 (AMBAC Insured)	1,725	1,835
5% 9/1/21 (AMBAC Insured)	2,805	2,984
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (d)	6,400	5,313
0% 9/1/13 (Escrowed to Maturity) (d)	3,380	2,586
(Disney Parking Proj.):
0% 3/1/10	2,000	1,746
0% 3/1/11	1,950	1,633
0% 3/1/12	2,180	1,741
0% 3/1/13	6,490	4,956
0% 9/1/14 (AMBAC Insured)	3,860	2,805
0% 3/1/18	3,000	1,756
0% 3/1/19	3,200	1,772
0% 3/1/20	1,000	525
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. (Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (Pre-Refunded to 7/1/10 @ 101) (d)	3,500	3,718
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,157
5.375% 9/1/17 (FSA Insured)	1,095	1,211
5.375% 9/1/18 (FSA Insured)	1,155	1,270
5.375% 9/1/19 (FSA Insured)	1,210	1,328
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,910
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (c)	290	292
Series A, 5.25% 5/15/19 (FGIC Insured)	3,000	3,214
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (d)	3,120	3,121
4.75% 8/15/16 (Escrowed to Maturity) (d)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (d)	150	150
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	$ 15,000	$ 15,388
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,097
5.5% 10/15/11 (Escrowed to Maturity) (d)	3,670	3,846
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (c)	6,265	6,730
7.6% 10/1/18 (Escrowed to Maturity) (d)	13,625	16,544
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,233
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,425
5.375% 7/1/17 (MBIA Insured)	3,765	4,132
Series E, 5.125% 1/1/27 (MBIA Insured)	1,250	1,316
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (d)	2,195	2,588
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	875
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,658
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	540
Metropolitan Wtr. District Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	15,000	15,765
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,026
0% 8/1/25 (FGIC Insured)	2,800	1,174
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,719
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,764
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (d)	5,000	5,004
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (d)	2,270	1,935
Mojave Wtr. Agcy. Impt. District M Gen. Oblig. (Morongo Basin Pipeline Proj.) 5% 9/1/12 (AMBAC Insured)	1,925	2,070
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	715
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Montebello Unified School District 0% 6/1/26 (FSA Insured)	$ 1,580	$ 641
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,633
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	569
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,145
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,488
12% 8/1/17 (FSA Insured)	1,000	1,709
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B:
5.25% 9/1/23 (AMBAC Insured)	1,530	1,722
5.25% 9/1/25 (AMBAC Insured)	1,835	2,072
Subseries C:
5% 9/1/16 (AMBAC Insured)	1,000	1,096
5% 9/1/17 (AMBAC Insured)	2,735	3,004
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (d)	3,850	5,176
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	7,073
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,082
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (d)	1,000	1,080
5.5% 9/1/17 (FGIC Insured)	3,000	3,293
Oakland Unified School District Alameda County 5% 8/1/16 (MBIA Insured)	4,740	5,155
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,823
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,647
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (c)	3,620	3,831
5.75% 12/1/11 (AMBAC Insured) (c)	4,000	4,365
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,149
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (c)	1,785	1,836
5% 5/1/10 (AMBAC Insured) (c)	1,820	1,886
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Oxnard Fin. Auth. Solid Waste Rev.: - continued
5% 5/1/12 (AMBAC Insured) (c)	$ 2,065	$ 2,175
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,835
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,086
0% 8/1/21 (FGIC Insured)	1,000	517
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,425	2,425
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (d)	4,035	4,246
Port of Oakland Gen. Oblig.:
Series L, 5.5% 11/1/20 (FGIC Insured) (c)	3,405	3,645
5% 11/1/15 (MBIA Insured) (c)	5,850	6,179
5% 11/1/17 (MBIA Insured) (c)	3,355	3,519
5% 11/1/18 (MBIA Insured) (c)	2,740	2,867
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (c)	1,805	1,863
Rancho Santiago Cmnty. College District 5.25% 9/1/21 (FSA Insured)	2,705	3,077
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,620
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	55	55
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,163
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,167
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2005 A:
4.8% 10/1/07	200	202
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (d)	570	582
5% 10/1/08	210	214
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (d)	595	607
5% 10/1/09	215	219
5.1% 10/1/10	230	235
5.25% 10/1/12	255	260
5.5% 10/1/22	830	848
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.): - continued
Series A:
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (d)	$ 310	$ 316
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (d)	330	337
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	4,010
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,188
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,296
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	609
0% 8/1/25 (FGIC Insured)	2,725	1,153
0% 8/1/26 (FGIC Insured)	1,365	550
0% 8/1/27 (FGIC Insured)	2,500	958
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	739
0% 8/1/27 (FGIC Insured)	1,940	744
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,235
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,354
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,613
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,132
Series R, 5% 8/15/33 (MBIA Insured)	5,600	5,813
Salinas Union High School District Series A, 5.25% 10/1/17 (FGIC Insured)	1,410	1,552
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (d)	8,500	10,977
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,175
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,624
5% 11/15/16 (AMBAC Insured)	2,000	2,172
5% 11/15/17 (AMBAC Insured)	2,000	2,162
5% 11/15/18 (AMBAC Insured)	2,000	2,154
5.25% 10/1/11	1,705	1,811
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (c)	2,200	2,326
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	$ 2,290	$ 2,760
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (d)	4,325	4,705
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,682
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.) 5.75% 2/1/07	1,500	1,509
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	6,135
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,633
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (c)	1,355	1,411
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (c)	2,945	3,028
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (c)	3,280	3,389
5.25% 5/1/14 (MBIA Insured) (c)	2,750	2,841
Second Series 23A, 5.5% 5/1/08 (FGIC Insured) (c)	2,755	2,833
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (c)	4,045	4,159
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,279
Series A:
0% 8/1/09 (FGIC Insured)	1,085	977
0% 8/1/10 (FGIC Insured)	1,085	941
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,544
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,982
0% 1/15/12 (MBIA Insured)	7,000	5,709
0% 1/15/15 (MBIA Insured)	5,000	3,573
0% 1/15/20 (MBIA Insured)	3,765	2,094
0% 1/15/31 (MBIA Insured)	5,000	1,605
0% 1/15/34 (MBIA Insured)	10,000	2,761
5.5% 1/15/28	1,060	1,064
0% 1/1/12 (Escrowed to Maturity) (d)	10,000	8,135
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,072
Series B, 5% 3/1/09 (FSA Insured) (c)	5,395	5,547
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	$ 1,895	$ 2,044
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,059
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (d)	1,990	1,393
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,797
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	930
0% 9/1/25 (FGIC Insured)	1,490	628
0% 9/1/26 (FGIC Insured)	1,500	602
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,418
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	4,958
5.75% 8/1/30 (FGIC Insured)	7,490	7,987
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,787
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,220
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	403
0% 5/1/28 (MBIA Insured)	3,340	1,232
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,539
6.75% 7/1/11	6,500	7,294
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,022
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,190
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (b)	3,000	2,958
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	3,465	2,825
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31 (Pre-Refunded to 6/1/11 @ 100) (d)	2,050	2,199
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,214
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	$ 2,350	$ 2,461
6% 6/1/22	1,100	1,214
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,233
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	599
0% 9/1/21 (FGIC Insured)	2,995	1,542
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,318
5.5% 5/15/24 (AMBAC Insured)	1,000	1,087
Series B, 5.5% 5/15/18 (AMBAC Insured)	7,035	7,881
4.55% 12/1/09 (e)	21,639	21,996
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,054
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,150
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,260
5% 5/15/17 (FSA Insured)	4,000	4,290
5.25% 5/15/16 (AMBAC Insured)	5,000	5,462
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	4,052
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	1,360	1,361
5.25% 1/1/13	8,500	8,505
Val Verde Unified School District Ctfs. of Prtn.:
Series B, 5% 1/1/35 (FGIC Insured)	3,085	3,208
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (d)	1,000	1,111
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (d)	1,380	1,533
Vallejo Wtr. Rev. 5% 5/1/19 (MBIA Insured)	1,560	1,684
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,750
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	143
5.375% 8/1/16 (FSA Insured)	100	109
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	947
0% 8/1/31 (FGIC Insured)	2,715	850
0% 8/1/32 (FGIC Insured)	1,315	391
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Walnut Valley Unified School District Series D: - continued
5.25% 8/1/16 (FGIC Insured)	$ 1,000	$ 1,095
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,076
		1,542,060
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,111
5.875% 7/1/35	1,875	1,983
		3,094
Puerto Rico - 0.6%
Puerto Rico Commonwealth Gen. Oblig. Series 2006A, 5.111% 7/1/21 (FGIC Insured) (b)	4,600	4,600
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (MBIA Insured)	2,810	3,132
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	715	764
		8,496
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	550	570
5.25% 10/1/15	1,255	1,343
		1,913
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $1,496,198)	1,555,563
NET OTHER ASSETS - 1.5%	24,186
NET ASSETS - 100%	$ 1,579,749
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,996,000 or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 21,639
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	35.1%
Escrowed/Pre-Refunded	10.2%
Transportation	9.9%
Special Tax	8.9%
Health Care	6.8%
Education	6.4%
Electric Utilities	5.3%
Water & Sewer	5.1%
Others* (individually less than 5%)	12.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,496,198)		$ 1,555,563
Cash		11,313
Receivable for fund shares sold		353
Interest receivable		16,702
Prepaid expenses		2
Other receivables		67
Total assets		1,584,000

Liabilities
Payable for fund shares redeemed	$ 1,834
Distributions payable	1,660
Accrued management fee	482
Distribution fees payable	15
Other affiliated payables	235
Other payables and accrued expenses	25
Total liabilities		4,251

Net Assets		$ 1,579,749
Net Assets consist of:
Paid in capital		$ 1,515,314
Undistributed net investment income		1,078
Accumulated undistributed net realized gain (loss) on investments		3,992
Net unrealized appreciation (depreciation) on investments		59,365
Net Assets		$ 1,579,749

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,178 ÷ 982.8 shares)	$ 12.39

Maximum offering price per share (100/95.25 of $12.39)	$ 13.01
Class T: Net Asset Value and redemption price per share ($4,558 ÷ 367.2 shares)	$ 12.41

Maximum offering price per share (100/96.50 of $12.41)	$ 12.86
Class B: Net Asset Value and offering price per share ($5,343 ÷ 431.5 shares)A	$ 12.38

Class C: Net Asset Value and offering price per share ($10,150 ÷ 820.1 shares)A	$ 12.38

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,540,560 ÷ 124,456.0 shares)	$ 12.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,960 ÷ 561.3 shares)	$ 12.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2006 (Unaudited)

Investment Income
Interest		$ 36,045

Expenses
Management fee	$ 2,907
Transfer agent fees	541
Distribution fees	87
Accounting fees and expenses	157
Independent trustees' compensation	3
Custodian fees and expenses	12
Registration fees	68
Audit	28
Legal	4
Miscellaneous	8
Total expenses before reductions	3,815
Expense reductions	(203)	3,612
Net investment income		32,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,817
Futures contracts	320
Total net realized gain (loss)		7,137
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,799)
Futures contracts	6
Total change in net unrealized appreciation (depreciation)		(11,793)
Net gain (loss)		(4,656)
Net increase (decrease) in net assets resulting from operations		$ 27,777

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 32,433	$ 64,514
Net realized gain (loss)	7,137	14,409
Change in net unrealized appreciation (depreciation)	(11,793)	(18,534)
Net increase (decrease) in net assets resulting from operations	27,777	60,389
Distributions to shareholders from net investment income	(32,744)	(64,389)
Distributions to shareholders from net realized gain	(4,576)	(9,643)
Total distributions	(37,320)	(74,032)
Share transactions - net increase (decrease)	(44,524)	114,062
Redemption fees	4	17
Total increase (decrease) in net assets	(54,063)	100,436

Net Assets
Beginning of period	1,633,812	1,533,376
End of period (including undistributed net investment income of $1,078 and undistributed net investment income of $1,565, respectively)	$ 1,579,749	$ 1,633,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 12.56	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income E	.243	.490	.505	.521	.303
Net realized and unrealized gain (loss)	(.032)	(.025)	(.149)	.248	.212
Total from investment operations	.211	.465	.356	.769	.515
Distributions from net investment income	(.246)	(.490)	(.501)	(.517)	(.297)
Distributions from net realized gain	(.035)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.281)	(.565)	(.636)	(.689)	(.355)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.39	$ 12.46	$ 12.56	$ 12.84	$ 12.76
Total Return B, C, D	1.74%	3.78%	2.92%	6.25%	4.13%
Ratios to Average Net Assets G
Expenses before reductions	.64% A	.65%	.66%	.65%	.66% A
Expenses net of fee waivers, if any	.64% A	.65%	.66%	.65%	.66% A
Expenses net of all reductions	.62% A	.62%	.65%	.65%	.65% A
Net investment income	3.94% A	3.93%	4.04%	4.12%	4.18% A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 11	$ 7	$ 6	$ 3
Portfolio turnover rate	19% A	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.58	$ 12.86	$ 12.79	$ 12.60
Income from Investment Operations
Net investment income E	.237	.477	.492	.508	.296
Net realized and unrealized gain (loss)	(.033)	(.027)	(.150)	.237	.241
Total from investment operations	.204	.450	.342	.745	.537
Distributions from net investment income	(.239)	(.475)	(.487)	(.503)	(.289)
Distributions from net realized gain	(.035)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.274)	(.550)	(.622)	(.675)	(.347)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.41	$ 12.48	$ 12.58	$ 12.86	$ 12.79
Total Return B, C, D	1.68%	3.66%	2.80%	6.04%	4.31%
Ratios to Average Net Assets G
Expenses before reductions	.74% A	.77%	.77%	.76%	.77% A
Expenses net of fee waivers, if any	.74% A	.77%	.77%	.76%	.77% A
Expenses net of all reductions	.72% A	.73%	.76%	.76%	.76% A
Net investment income	3.83% A	3.81%	3.93%	4.01%	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 3	$ 4	$ 1
Portfolio turnover rate	19% A	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 12.55	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income E	.196	.394	.409	.426	.247
Net realized and unrealized gain (loss)	(.033)	(.026)	(.159)	.248	.210
Total from investment operations	.163	.368	.250	.674	.457
Distributions from net investment income	(.198)	(.393)	(.405)	(.422)	(.239)
Distributions from net realized gain	(.035)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.233)	(.468)	(.540)	(.594)	(.297)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.38	$ 12.45	$ 12.55	$ 12.84	$ 12.76
Total Return B, C, D	1.35%	2.99%	2.06%	5.46%	3.66%
Ratios to Average Net Assets G
Expenses before reductions	1.41% A	1.42%	1.42%	1.41%	1.42% A
Expenses net of fee waivers, if any	1.41% A	1.42%	1.42%	1.41%	1.42% A
Expenses net of all reductions	1.38% A	1.39%	1.41%	1.40%	1.42% A
Net investment income	3.17% A	3.15%	3.28%	3.37%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 5	$ 5	$ 4
Portfolio turnover rate	19% A	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 12.55	$ 12.83	$ 12.75	$ 12.60
Income from Investment Operations
Net investment income E	.191	.382	.397	.411	.239
Net realized and unrealized gain (loss)	(.023)	(.035)	(.149)	.248	.200
Total from investment operations	.168	.347	.248	.659	.439
Distributions from net investment income	(.193)	(.382)	(.393)	(.407)	(.231)
Distributions from net realized gain	(.035)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.228)	(.457)	(.528)	(.579)	(.289)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.38	$ 12.44	$ 12.55	$ 12.83	$ 12.75
Total Return B, C, D	1.39%	2.81%	2.04%	5.34%	3.52%
Ratios to Average Net Assets G
Expenses before reductions	1.49% A	1.52%	1.52%	1.52%	1.54% A
Expenses net of fee waivers, if any	1.49% A	1.52%	1.52%	1.52%	1.54% A
Expenses net of all reductions	1.47% A	1.49%	1.51%	1.51%	1.53% A
Net investment income	3.09% A	3.06%	3.18%	3.25%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 10	$ 11	$ 12	$ 7
Portfolio turnover rate	19% A	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 12.55	$ 12.83	$ 12.75	$ 12.55	$ 12.35
Income from Investment Operations
Net investment income D	.254	.512	.527	.544	.546	.555
Net realized and unrealized gain (loss)	(.033)	(.025)	(.149)	.247	.265	.211
Total from investment operations	.221	.487	.378	.791	.811	.766
Distributions from net investment income	(.256)	(.512)	(.523)	(.539)	(.541)	(.552)
Distributions from net realized gain	(.035)	(.075)	(.135)	(.172)	(.070)	(.015)
Total distributions	(.291)	(.587)	(.658)	(.711)	(.611)	(.567)
Redemption fees added to paid in capital D	- G	- G	- G	- G	- G	.001
Net asset value, end of period	$ 12.38	$ 12.45	$ 12.55	$ 12.83	$ 12.75	$ 12.55
Total Return B, C	1.83%	3.97%	3.11%	6.44%	6.64%	6.36%
Ratios to Average Net Assets E
Expenses before reductions	.47% A	.48%	.48%	.48%	.49%	.48%
Expenses net of fee waivers, if any	.47% A	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.44% A	.45%	.47%	.48%	.47%	.43%
Net investment income	4.11% A	4.10%	4.22%	4.29%	4.34%	4.47%
Supplemental Data
Net assets, end of period (in millions)	$ 1,541	$ 1,601	$ 1,506	$ 1,550	$ 1,683	$ 1,654
Portfolio turnover rate	19% A	19%	15%	18%	18%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 12.57	$ 12.85	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income D	.249	.509	.529	.546	.316
Net realized and unrealized gain (loss)	(.031)	(.025)	(.151)	.254	.211
Total from investment operations	.218	.484	.378	.800	.527
Distributions from net investment income	(.253)	(.509)	(.523)	(.538)	(.309)
Distributions from net realized gain	(.035)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.288)	(.584)	(.658)	(.710)	(.367)
Redemption fees added to paid in capital D, H	-	-	-	-	-
Net asset value, end of period	$ 12.40	$ 12.47	$ 12.57	$ 12.85	$ 12.76
Total Return B, C	1.80%	3.94%	3.10%	6.51%	4.23%
Ratios to Average Net Assets F
Expenses before reductions	.51% A	.50%	.47%	.49%	.50% A
Expenses net of fee waivers, if any	.51% A	.50%	.47%	.49%	.50% A
Expenses net of all reductions	.48% A	.46%	.47%	.49%	.49% A
Net investment income	4.07% A	4.08%	4.23%	4.28%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,960	$ 2,143	$ 1,057	$ 264	$ 1,499
Portfolio turnover rate	19% A	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 62,440
Unrealized depreciation	(1,828)
Net unrealized appreciation (depreciation)	$ 60,612
Cost for federal income tax purposes	$ 1,494,951

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50 % of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts - continued

fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $149,315 and $224,046, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 9	$ -
Class T	0%	.25%	5	-
Class B	.65%	.25%	24	17
Class C	.75%	.25%	49	13
			$ 87	$ 30

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	3
Class B*	2
Class C*	1
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 5.09
Class T	2.09
Class B	3.11
Class C	5.10
California Municipal Income	525.07
Institutional Class	1.11
	$ 541

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $12 and $141, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
California Municipal Income	$ 50

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Subsequent to period end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2006	Year ended February 28, 2006
From net investment income
Class A	$ 228	$ 357
Class T	85	127
Class B	85	164
Class C	155	328
California Municipal Income	32,143	63,354
Institutional Class	48	59
Total	$ 32,744	$ 64,389
From net realized gain
Class A	$ 31	$ 60
Class T	11	23
Class B	15	32
Class C	28	62
California Municipal Income	4,484	9,454
Institutional Class	7	12
Total	$ 4,576	$ 9,643

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2006	Year ended February 28, 2006	Six months ended August 31, 2006	Year ended February 28, 2006
Class A
Shares sold	245	494	$ 3,008	$ 6,170
Reinvestment of distributions	13	21	157	263
Shares redeemed	(160)	(200)	(1,962)	(2,491)
Net increase (decrease)	98	315	$ 1,203	$ 3,942
Class T
Shares sold	79	108	$ 974	$ 1,359
Reinvestment of distributions	7	11	80	142
Shares redeemed	(43)	(43)	(529)	(544)
Net increase (decrease)	43	76	$ 525	$ 957
Class B
Shares sold	17	114	$ 214	$ 1,426
Reinvestment of distributions	3	7	40	86
Shares redeemed	(24)	(75)	(295)	(941)
Net increase (decrease)	(4)	46	$ (41)	$ 571
Class C
Shares sold	165	215	$ 2,024	$ 2,683
Reinvestment of distributions	10	21	125	262
Shares redeemed	(154)	(292)	(1,889)	(3,632)
Net increase (decrease)	21	(56)	$ 260	$ (687)
California Municipal Income
Shares sold	10,022	22,396	$ 122,902	$ 279,941
Reinvestment of distributions	2,074	4,064	25,404	50,716
Shares redeemed	(16,304)	(17,827)	(199,596)	(222,480)
Net increase (decrease)	(4,208)	8,633	$ (51,290)	$ 108,177
Institutional Class
Shares sold	438	145	$ 5,419	$ 1,818
Reinvestment of distributions	1	2	12	20
Shares redeemed	(50)	(59)	(612)	(736)
Net increase (decrease)	389	88	$ 4,819	$ 1,102

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, as applicable, the cumulative total returns of Class C and Fidelity California Municipal Income (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity California Municipal Income (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity California Municipal Income (retail class) was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also stated that the relative investment performance of Fidelity California Municipal Income (retail class) compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity California Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCM-USAN-1006
1.790936.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

California Municipal Income

Fund - Institutional Class

Semiannual Report

August 31, 2006

Institutional Class is a class of Fidelity® California Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Class A
Actual	$ 1,000.00	$ 1,017.40	$ 3.25
HypotheticalA	$ 1,000.00	$ 1,021.98	$ 3.26
Class T
Actual	$ 1,000.00	$ 1,016.80	$ 3.76
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.77
Class B
Actual	$ 1,000.00	$ 1,013.50	$ 7.16
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.17
	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Class C
Actual	$ 1,000.00	$ 1,013.90	$ 7.56
HypotheticalA	$ 1,000.00	$ 1,017.69	$ 7.58
California Municipal Income
Actual	$ 1,000.00	$ 1,018.30	$ 2.39
HypotheticalA	$ 1,000.00	$ 1,022.84	$ 2.40
Institutional Class
Actual	$ 1,000.00	$ 1,018.00	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.64%
Class T	.74%
Class B	1.41%
Class C	1.49%
California Municipal Income	.47%
Institutional Class	.51%

Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.1	37.8
Escrowed/Pre-Refunded	10.2	12.6
Transportation	9.9	11.6
Special Tax	8.9	6.1
Health Care	6.8	6.5
Average Years to Maturity as of August 31, 2006
		6 months ago
Years	13.5	13.8
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of August 31, 2006
6 months ago
Years	6.3	6.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2006	As of February 28, 2006
AAA 57.4%	AAA 58.0%
AA,A 33.2%	AA,A 35.1%
BBB 4.9%	BBB 5.1%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 2.8%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets* (0.1)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

* Short-Term Investments and Net Other Assets are not included in the pie chart

Semiannual Report

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 97.6%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$ 2,720	$ 851
0% 8/1/32 (FGIC Insured)	3,760	1,117
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,976
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,310	1,464
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,197
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	2,412
Series C, 0% 9/1/22 (FSA Insured)	5,150	2,521
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,340
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (c)	1,840	1,945
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,204
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,373
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,492
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,203
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,912
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,865
0% 8/1/12 (AMBAC Insured)	2,800	2,237
0% 8/1/17 (AMBAC Insured)	1,000	634
0% 8/1/18 (AMBAC Insured)	2,000	1,203
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	865
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 6% 5/1/13	2,320	2,596
Series A:
5% 5/1/17	1,000	1,058
5.25% 5/1/12 (MBIA Insured)	6,000	6,521
5.5% 5/1/14 (AMBAC Insured)	7,935	8,743
5.5% 5/1/15 (AMBAC Insured)	9,000	9,912
6% 5/1/14	7,500	8,384
6% 5/1/14 (MBIA Insured)	2,000	2,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Econ. Recovery:
Series 2004 A:
5% 7/1/11 (MBIA Insured)	$ 3,690	$ 3,927
5.25% 7/1/12	11,585	12,555
5.25% 7/1/13	3,000	3,278
Series A:
5% 7/1/15	12,250	13,227
5% 7/1/15 (MBIA Insured)	9,300	10,075
5.25% 1/1/11	7,250	7,727
5.25% 7/1/13 (MBIA Insured)	9,110	9,988
5.25% 7/1/14	3,400	3,743
5.25% 7/1/14 (FGIC Insured)	11,875	13,114
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (c)	365	375
(Chapman Univ. Proj.):
5.375% 10/1/16 (AMBAC Insured)	510	521
5.375% 10/1/16 (Pre-Refunded to 10/1/06 @ 102) (d)	1,490	1,522
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,515
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	697
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,125
5.25% 9/1/26	7,910	8,803
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,047
5.125% 2/1/30	6,000	6,159
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,588
Series O, 5.125% 1/1/31	5,000	5,147
(Univ. of Southern California Proj.) Series A, 5.7% 10/1/15	635	662
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,827
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,278
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,217
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,047
Series 2005:
5.5% 6/1/28	275	290
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (d)	3,685	3,935
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
4.75% 9/1/10	$ 1,300	$ 1,354
5% 2/1/09	2,760	2,848
5% 2/1/09	1,335	1,378
5% 2/1/10	3,000	3,131
5% 2/1/11	3,000	3,163
5% 12/1/11 (MBIA Insured)	4,000	4,273
5% 11/1/12	4,105	4,351
5% 3/1/13	1,095	1,173
5% 3/1/15	3,000	3,241
5% 12/1/18	1,850	1,925
5% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (d)	5,000	5,275
5.25% 10/1/09	2,150	2,252
5.25% 2/1/10 (FSA Insured)	235	248
5.25% 2/1/11	5,790	6,163
5.25% 3/1/11	1,405	1,497
5.25% 3/1/12	3,000	3,227
5.25% 10/1/14	300	302
5.25% 2/1/15	2,315	2,520
5.25% 2/1/15 (MBIA Insured)	5,040	5,509
5.25% 2/1/16	7,500	8,159
5.25% 2/1/16 (MBIA Insured)	4,050	4,398
5.25% 10/1/17	260	262
5.25% 2/1/20	6,805	7,313
5.25% 2/1/22	2,000	2,138
5.25% 11/1/26	1,000	1,066
5.25% 2/1/28	5,025	5,332
5.25% 11/1/29	5,000	5,309
5.25% 4/1/30	1,945	2,040
5.25% 2/1/33	8,150	8,546
5.25% 12/1/33	10,500	11,136
5.25% 4/1/34	13,000	13,773
5.375% 4/1/15 (MBIA Insured)	1,500	1,629
5.375% 10/1/28	250	267
5.375% 10/1/28 (Pre-Refunded to 10/1/10 @ 100) (d)	3,500	3,741
5.5% 6/1/10	1,625	1,731
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,050	3,289
5.5% 4/1/28	5,350	5,862
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (d)	1,040	1,111
5.5% 4/1/30	10,245	11,198
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (d)	1,255	1,403
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 11/1/33	$ 34,870	$ 37,819
5.625% 5/1/20	405	433
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (d)	1,370	1,477
5.625% 5/1/26	295	314
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (d)	1,960	2,113
5.75% 10/1/10	7,325	7,910
5.75% 12/1/10	2,500	2,705
5.75% 5/1/30	220	236
6% 4/1/18	2,545	3,005
6.6% 2/1/09	14,355	15,320
6.6% 2/1/11 (MBIA Insured)	2,150	2,411
6.75% 8/1/10	5,675	6,305
6.75% 8/1/12	1,100	1,273
7% 8/1/09	5,105	5,572
8% 11/1/07 (FGIC Insured)	2,000	2,058
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series G, 5% 7/1/09	1,600	1,648
Series I, 4.95%, tender 7/1/14 (b)	5,000	5,220
(Cedars-Sinai Med. Ctr. Proj.):
Series A, 6.25% 12/1/34 (Pre-Refunded to 12/1/09 @ 101) (d)	10,050	10,988
5% 11/15/11	1,750	1,835
5% 11/15/14	1,485	1,578
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,374
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	115	47
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	4,201
Series J, 4.85% 8/1/27 (MBIA Insured) (c)	1,235	1,236
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,134
5.25% 2/1/32 (AMBAC Insured)	6,295	6,680
Series A, 3.9%, tender 12/1/11 (b)	16,500	16,718
Series B, 5% 5/1/19 (FGIC Insured)	1,000	1,076
Series C, 3.9%, tender 12/1/11 (b)	5,000	5,066
5% 10/1/33	7,235	7,547
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,587
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (b)(c)	$ 9,000	$ 9,343
Series A1, 4.7%, tender 4/1/12 (b)(c)	3,000	3,032
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,677
5% 6/1/14	2,000	2,150
5.25% 6/1/24	3,400	3,635
5.25% 6/1/25	2,500	2,669
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,634
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,387
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	11,037
Series A:
5.25% 6/1/12	2,485	2,668
5.5% 6/1/15	1,000	1,107
(Dept. of Corrections Proj.) Series E, 5.5% 6/1/15 (FSA Insured)	2,000	2,164
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,441
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C:
5.5% 6/1/15	6,100	6,758
5.5% 6/1/17 (MBIA Insured)	4,775	5,319
Series D:
5.375% 11/1/12	1,250	1,278
5.375% 11/1/13	5,055	5,169
5.375% 11/1/14	5,000	5,113
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,464
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,199
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,351
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,673
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,212
Series B:
5.5% 6/1/19	1,650	1,651
6.4% 12/1/09	3,700	4,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various California State Univ. Projs.):
Series C, 5.125% 9/1/22 (AMBAC Insured)	$ 10,000	$ 10,351
Series 2005 A, 5.25% 6/1/30	4,000	4,241
Series 2005 H, 5% 6/1/16	5,000	5,366
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,872
Series 2005 K, 5% 11/1/17	5,625	6,030
California State Univ. Rev. & Colleges (Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,412
5.5% 11/1/16 (AMBAC Insured)	1,500	1,662
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	9,700	9,901
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,940
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	3,000	2,983
(Kaiser Permanente Health Sys. Proj.):
Series 2004 G, 2.3%, tender 5/1/07 (b)	6,350	6,294
Series 2004 H, 2.625%, tender 5/1/08 (b)	1,000	986
Series I, 3.45%, tender 5/1/11 (b)	2,750	2,691
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,263
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,349
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.):
6% 7/1/09	985	1,013
6% 7/1/09 (Escrowed to Maturity) (d)	890	914
(Saint Joseph Health Sys. Proj.) 5.25% 7/1/08	2,710	2,793
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,177
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,732
Commerce Refuse To Energy Auth. Rev.:
5.5% 7/1/11 (MBIA Insured)	2,170	2,347
5.5% 7/1/14 (MBIA Insured)	1,545	1,721
5.5% 7/1/15 (MBIA Insured)	2,685	3,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (d)	$ 3,000	$ 2,190
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	1,146
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA (b)	5,500	5,440
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	1,082
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,198
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	892
5% 4/1/11	2,780	2,862
5% 4/1/12	4,210	4,333
5% 4/1/13	1,830	1,881
5.25% 4/1/09	1,600	1,646
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	10,000	10,487
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	8,968
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,603
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,119
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	728
0% 10/1/25 (AMBAC Insured)	1,665	693
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	866
0% 8/1/21 (MBIA Insured)	1,000	513
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (d)	3,500	2,339
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,889
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,321
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	709
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,430	1,699
0% 8/1/19 (MBIA Insured)	5,365	3,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Foothill-De Anza Cmnty. College District: - continued
0% 8/1/20 (MBIA Insured)	$ 6,425	$ 3,489
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (d)	18,535	13,320
0% 1/1/18 (Escrowed to Maturity) (d)	1,000	623
5% 1/1/35 (MBIA Insured)	24,070	24,495
0% 1/15/27 (a)	4,000	3,588
0% 1/15/27 (MBIA Insured) (a)	4,500	4,246
0% 1/15/29 (a)	4,000	3,588
5% 1/15/16 (MBIA Insured)	5,860	6,173
5.75% 1/15/40	8,155	8,469
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	900
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,363
5.75% 7/1/30 (MBIA Insured)	1,000	1,090
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	15,615	15,685
6.625% 6/1/40	2,900	3,247
6.75% 6/1/39	19,870	22,392
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (d)	5,000	5,378
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (d)	4,400	4,561
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (d)	490	508
Series A:
5% 6/1/38 (FGIC Insured)	11,335	11,765
5% 6/1/45	16,425	16,788
Series B:
5% 6/1/09 (Escrowed to Maturity) (d)	3,000	3,111
5% 6/1/11 (Escrowed to Maturity) (d)	3,610	3,825
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (d)	6,300	6,962
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,644
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	648
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (c)	2,000	2,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Long Beach Hbr. Rev. Series A: - continued
5% 5/15/15 (FGIC Insured) (c)	$ 1,000	$ 1,065
6% 5/15/09 (FGIC Insured) (c)	3,450	3,638
6% 5/15/10 (FGIC Insured) (c)	1,000	1,073
6% 5/15/12 (FGIC Insured) (c)	3,500	3,874
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.):
5% 9/1/11 (AMBAC Insured)	1,725	1,835
5% 9/1/21 (AMBAC Insured)	2,805	2,984
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (d)	6,400	5,313
0% 9/1/13 (Escrowed to Maturity) (d)	3,380	2,586
(Disney Parking Proj.):
0% 3/1/10	2,000	1,746
0% 3/1/11	1,950	1,633
0% 3/1/12	2,180	1,741
0% 3/1/13	6,490	4,956
0% 9/1/14 (AMBAC Insured)	3,860	2,805
0% 3/1/18	3,000	1,756
0% 3/1/19	3,200	1,772
0% 3/1/20	1,000	525
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. (Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (Pre-Refunded to 7/1/10 @ 101) (d)	3,500	3,718
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,157
5.375% 9/1/17 (FSA Insured)	1,095	1,211
5.375% 9/1/18 (FSA Insured)	1,155	1,270
5.375% 9/1/19 (FSA Insured)	1,210	1,328
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,910
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (c)	290	292
Series A, 5.25% 5/15/19 (FGIC Insured)	3,000	3,214
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (d)	3,120	3,121
4.75% 8/15/16 (Escrowed to Maturity) (d)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (d)	150	150
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	$ 15,000	$ 15,388
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,097
5.5% 10/15/11 (Escrowed to Maturity) (d)	3,670	3,846
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (c)	6,265	6,730
7.6% 10/1/18 (Escrowed to Maturity) (d)	13,625	16,544
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,233
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,425
5.375% 7/1/17 (MBIA Insured)	3,765	4,132
Series E, 5.125% 1/1/27 (MBIA Insured)	1,250	1,316
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (d)	2,195	2,588
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	875
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,658
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	540
Metropolitan Wtr. District Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	15,000	15,765
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,026
0% 8/1/25 (FGIC Insured)	2,800	1,174
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,719
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,764
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (d)	5,000	5,004
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (d)	2,270	1,935
Mojave Wtr. Agcy. Impt. District M Gen. Oblig. (Morongo Basin Pipeline Proj.) 5% 9/1/12 (AMBAC Insured)	1,925	2,070
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	715
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Montebello Unified School District 0% 6/1/26 (FSA Insured)	$ 1,580	$ 641
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,633
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	569
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,145
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,488
12% 8/1/17 (FSA Insured)	1,000	1,709
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B:
5.25% 9/1/23 (AMBAC Insured)	1,530	1,722
5.25% 9/1/25 (AMBAC Insured)	1,835	2,072
Subseries C:
5% 9/1/16 (AMBAC Insured)	1,000	1,096
5% 9/1/17 (AMBAC Insured)	2,735	3,004
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (d)	3,850	5,176
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	7,073
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,082
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (d)	1,000	1,080
5.5% 9/1/17 (FGIC Insured)	3,000	3,293
Oakland Unified School District Alameda County 5% 8/1/16 (MBIA Insured)	4,740	5,155
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,823
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,647
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (c)	3,620	3,831
5.75% 12/1/11 (AMBAC Insured) (c)	4,000	4,365
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,149
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (c)	1,785	1,836
5% 5/1/10 (AMBAC Insured) (c)	1,820	1,886
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Oxnard Fin. Auth. Solid Waste Rev.: - continued
5% 5/1/12 (AMBAC Insured) (c)	$ 2,065	$ 2,175
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,835
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,086
0% 8/1/21 (FGIC Insured)	1,000	517
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,425	2,425
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (d)	4,035	4,246
Port of Oakland Gen. Oblig.:
Series L, 5.5% 11/1/20 (FGIC Insured) (c)	3,405	3,645
5% 11/1/15 (MBIA Insured) (c)	5,850	6,179
5% 11/1/17 (MBIA Insured) (c)	3,355	3,519
5% 11/1/18 (MBIA Insured) (c)	2,740	2,867
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (c)	1,805	1,863
Rancho Santiago Cmnty. College District 5.25% 9/1/21 (FSA Insured)	2,705	3,077
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,620
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	55	55
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,163
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,167
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2005 A:
4.8% 10/1/07	200	202
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (d)	570	582
5% 10/1/08	210	214
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (d)	595	607
5% 10/1/09	215	219
5.1% 10/1/10	230	235
5.25% 10/1/12	255	260
5.5% 10/1/22	830	848
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.): - continued
Series A:
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (d)	$ 310	$ 316
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (d)	330	337
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	4,010
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,188
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,296
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	609
0% 8/1/25 (FGIC Insured)	2,725	1,153
0% 8/1/26 (FGIC Insured)	1,365	550
0% 8/1/27 (FGIC Insured)	2,500	958
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	739
0% 8/1/27 (FGIC Insured)	1,940	744
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,235
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,354
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,613
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,132
Series R, 5% 8/15/33 (MBIA Insured)	5,600	5,813
Salinas Union High School District Series A, 5.25% 10/1/17 (FGIC Insured)	1,410	1,552
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (d)	8,500	10,977
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,175
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,624
5% 11/15/16 (AMBAC Insured)	2,000	2,172
5% 11/15/17 (AMBAC Insured)	2,000	2,162
5% 11/15/18 (AMBAC Insured)	2,000	2,154
5.25% 10/1/11	1,705	1,811
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (c)	2,200	2,326
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	$ 2,290	$ 2,760
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (d)	4,325	4,705
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,682
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.) 5.75% 2/1/07	1,500	1,509
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	6,135
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,633
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (c)	1,355	1,411
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (c)	2,945	3,028
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (c)	3,280	3,389
5.25% 5/1/14 (MBIA Insured) (c)	2,750	2,841
Second Series 23A, 5.5% 5/1/08 (FGIC Insured) (c)	2,755	2,833
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (c)	4,045	4,159
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,279
Series A:
0% 8/1/09 (FGIC Insured)	1,085	977
0% 8/1/10 (FGIC Insured)	1,085	941
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,544
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,982
0% 1/15/12 (MBIA Insured)	7,000	5,709
0% 1/15/15 (MBIA Insured)	5,000	3,573
0% 1/15/20 (MBIA Insured)	3,765	2,094
0% 1/15/31 (MBIA Insured)	5,000	1,605
0% 1/15/34 (MBIA Insured)	10,000	2,761
5.5% 1/15/28	1,060	1,064
0% 1/1/12 (Escrowed to Maturity) (d)	10,000	8,135
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,072
Series B, 5% 3/1/09 (FSA Insured) (c)	5,395	5,547
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	$ 1,895	$ 2,044
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,059
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (d)	1,990	1,393
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,797
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	930
0% 9/1/25 (FGIC Insured)	1,490	628
0% 9/1/26 (FGIC Insured)	1,500	602
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,418
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	4,958
5.75% 8/1/30 (FGIC Insured)	7,490	7,987
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,787
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,220
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	403
0% 5/1/28 (MBIA Insured)	3,340	1,232
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,539
6.75% 7/1/11	6,500	7,294
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,022
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,190
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (b)	3,000	2,958
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	3,465	2,825
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31 (Pre-Refunded to 6/1/11 @ 100) (d)	2,050	2,199
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,214
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	$ 2,350	$ 2,461
6% 6/1/22	1,100	1,214
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,233
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	599
0% 9/1/21 (FGIC Insured)	2,995	1,542
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,318
5.5% 5/15/24 (AMBAC Insured)	1,000	1,087
Series B, 5.5% 5/15/18 (AMBAC Insured)	7,035	7,881
4.55% 12/1/09 (e)	21,639	21,996
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,054
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,150
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,260
5% 5/15/17 (FSA Insured)	4,000	4,290
5.25% 5/15/16 (AMBAC Insured)	5,000	5,462
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	4,052
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	1,360	1,361
5.25% 1/1/13	8,500	8,505
Val Verde Unified School District Ctfs. of Prtn.:
Series B, 5% 1/1/35 (FGIC Insured)	3,085	3,208
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (d)	1,000	1,111
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (d)	1,380	1,533
Vallejo Wtr. Rev. 5% 5/1/19 (MBIA Insured)	1,560	1,684
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,750
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	143
5.375% 8/1/16 (FSA Insured)	100	109
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	947
0% 8/1/31 (FGIC Insured)	2,715	850
0% 8/1/32 (FGIC Insured)	1,315	391
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Walnut Valley Unified School District Series D: - continued
5.25% 8/1/16 (FGIC Insured)	$ 1,000	$ 1,095
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,076
		1,542,060
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,111
5.875% 7/1/35	1,875	1,983
		3,094
Puerto Rico - 0.6%
Puerto Rico Commonwealth Gen. Oblig. Series 2006A, 5.111% 7/1/21 (FGIC Insured) (b)	4,600	4,600
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (MBIA Insured)	2,810	3,132
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	715	764
		8,496
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	550	570
5.25% 10/1/15	1,255	1,343
		1,913
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $1,496,198)	1,555,563
NET OTHER ASSETS - 1.5%	24,186
NET ASSETS - 100%	$ 1,579,749
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,996,000 or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 21,639
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	35.1%
Escrowed/Pre-Refunded	10.2%
Transportation	9.9%
Special Tax	8.9%
Health Care	6.8%
Education	6.4%
Electric Utilities	5.3%
Water & Sewer	5.1%
Others* (individually less than 5%)	12.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,496,198)		$ 1,555,563
Cash		11,313
Receivable for fund shares sold		353
Interest receivable		16,702
Prepaid expenses		2
Other receivables		67
Total assets		1,584,000

Liabilities
Payable for fund shares redeemed	$ 1,834
Distributions payable	1,660
Accrued management fee	482
Distribution fees payable	15
Other affiliated payables	235
Other payables and accrued expenses	25
Total liabilities		4,251

Net Assets		$ 1,579,749
Net Assets consist of:
Paid in capital		$ 1,515,314
Undistributed net investment income		1,078
Accumulated undistributed net realized gain (loss) on investments		3,992
Net unrealized appreciation (depreciation) on investments		59,365
Net Assets		$ 1,579,749

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,178 ÷ 982.8 shares)	$ 12.39

Maximum offering price per share (100/95.25 of $12.39)	$ 13.01
Class T: Net Asset Value and redemption price per share ($4,558 ÷ 367.2 shares)	$ 12.41

Maximum offering price per share (100/96.50 of $12.41)	$ 12.86
Class B: Net Asset Value and offering price per share ($5,343 ÷ 431.5 shares)A	$ 12.38

Class C: Net Asset Value and offering price per share ($10,150 ÷ 820.1 shares)A	$ 12.38

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,540,560 ÷ 124,456.0 shares)	$ 12.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,960 ÷ 561.3 shares)	$ 12.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2006 (Unaudited)

Investment Income
Interest		$ 36,045

Expenses
Management fee	$ 2,907
Transfer agent fees	541
Distribution fees	87
Accounting fees and expenses	157
Independent trustees' compensation	3
Custodian fees and expenses	12
Registration fees	68
Audit	28
Legal	4
Miscellaneous	8
Total expenses before reductions	3,815
Expense reductions	(203)	3,612
Net investment income		32,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,817
Futures contracts	320
Total net realized gain (loss)		7,137
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,799)
Futures contracts	6
Total change in net unrealized appreciation (depreciation)		(11,793)
Net gain (loss)		(4,656)
Net increase (decrease) in net assets resulting from operations		$ 27,777

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 32,433	$ 64,514
Net realized gain (loss)	7,137	14,409
Change in net unrealized appreciation (depreciation)	(11,793)	(18,534)
Net increase (decrease) in net assets resulting from operations	27,777	60,389
Distributions to shareholders from net investment income	(32,744)	(64,389)
Distributions to shareholders from net realized gain	(4,576)	(9,643)
Total distributions	(37,320)	(74,032)
Share transactions - net increase (decrease)	(44,524)	114,062
Redemption fees	4	17
Total increase (decrease) in net assets	(54,063)	100,436

Net Assets
Beginning of period	1,633,812	1,533,376
End of period (including undistributed net investment income of $1,078 and undistributed net investment income of $1,565, respectively)	$ 1,579,749	$ 1,633,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 12.56	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income E	.243	.490	.505	.521	.303
Net realized and unrealized gain (loss)	(.032)	(.025)	(.149)	.248	.212
Total from investment operations	.211	.465	.356	.769	.515
Distributions from net investment income	(.246)	(.490)	(.501)	(.517)	(.297)
Distributions from net realized gain	(.035)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.281)	(.565)	(.636)	(.689)	(.355)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.39	$ 12.46	$ 12.56	$ 12.84	$ 12.76
Total Return B, C, D	1.74%	3.78%	2.92%	6.25%	4.13%
Ratios to Average Net Assets G
Expenses before reductions	.64% A	.65%	.66%	.65%	.66% A
Expenses net of fee waivers, if any	.64% A	.65%	.66%	.65%	.66% A
Expenses net of all reductions	.62% A	.62%	.65%	.65%	.65% A
Net investment income	3.94% A	3.93%	4.04%	4.12%	4.18% A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 11	$ 7	$ 6	$ 3
Portfolio turnover rate	19% A	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.58	$ 12.86	$ 12.79	$ 12.60
Income from Investment Operations
Net investment income E	.237	.477	.492	.508	.296
Net realized and unrealized gain (loss)	(.033)	(.027)	(.150)	.237	.241
Total from investment operations	.204	.450	.342	.745	.537
Distributions from net investment income	(.239)	(.475)	(.487)	(.503)	(.289)
Distributions from net realized gain	(.035)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.274)	(.550)	(.622)	(.675)	(.347)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.41	$ 12.48	$ 12.58	$ 12.86	$ 12.79
Total Return B, C, D	1.68%	3.66%	2.80%	6.04%	4.31%
Ratios to Average Net Assets G
Expenses before reductions	.74% A	.77%	.77%	.76%	.77% A
Expenses net of fee waivers, if any	.74% A	.77%	.77%	.76%	.77% A
Expenses net of all reductions	.72% A	.73%	.76%	.76%	.76% A
Net investment income	3.83% A	3.81%	3.93%	4.01%	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 3	$ 4	$ 1
Portfolio turnover rate	19% A	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 12.55	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income E	.196	.394	.409	.426	.247
Net realized and unrealized gain (loss)	(.033)	(.026)	(.159)	.248	.210
Total from investment operations	.163	.368	.250	.674	.457
Distributions from net investment income	(.198)	(.393)	(.405)	(.422)	(.239)
Distributions from net realized gain	(.035)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.233)	(.468)	(.540)	(.594)	(.297)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.38	$ 12.45	$ 12.55	$ 12.84	$ 12.76
Total Return B, C, D	1.35%	2.99%	2.06%	5.46%	3.66%
Ratios to Average Net Assets G
Expenses before reductions	1.41% A	1.42%	1.42%	1.41%	1.42% A
Expenses net of fee waivers, if any	1.41% A	1.42%	1.42%	1.41%	1.42% A
Expenses net of all reductions	1.38% A	1.39%	1.41%	1.40%	1.42% A
Net investment income	3.17% A	3.15%	3.28%	3.37%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 5	$ 5	$ 4
Portfolio turnover rate	19% A	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 12.55	$ 12.83	$ 12.75	$ 12.60
Income from Investment Operations
Net investment income E	.191	.382	.397	.411	.239
Net realized and unrealized gain (loss)	(.023)	(.035)	(.149)	.248	.200
Total from investment operations	.168	.347	.248	.659	.439
Distributions from net investment income	(.193)	(.382)	(.393)	(.407)	(.231)
Distributions from net realized gain	(.035)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.228)	(.457)	(.528)	(.579)	(.289)
Redemption fees added to paid in capital E, I	-	-	-	-	-
Net asset value, end of period	$ 12.38	$ 12.44	$ 12.55	$ 12.83	$ 12.75
Total Return B, C, D	1.39%	2.81%	2.04%	5.34%	3.52%
Ratios to Average Net Assets G
Expenses before reductions	1.49% A	1.52%	1.52%	1.52%	1.54% A
Expenses net of fee waivers, if any	1.49% A	1.52%	1.52%	1.52%	1.54% A
Expenses net of all reductions	1.47% A	1.49%	1.51%	1.51%	1.53% A
Net investment income	3.09% A	3.06%	3.18%	3.25%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 10	$ 11	$ 12	$ 7
Portfolio turnover rate	19% A	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 12.55	$ 12.83	$ 12.75	$ 12.55	$ 12.35
Income from Investment Operations
Net investment income D	.254	.512	.527	.544	.546	.555
Net realized and unrealized gain (loss)	(.033)	(.025)	(.149)	.247	.265	.211
Total from investment operations	.221	.487	.378	.791	.811	.766
Distributions from net investment income	(.256)	(.512)	(.523)	(.539)	(.541)	(.552)
Distributions from net realized gain	(.035)	(.075)	(.135)	(.172)	(.070)	(.015)
Total distributions	(.291)	(.587)	(.658)	(.711)	(.611)	(.567)
Redemption fees added to paid in capital D	- G	- G	- G	- G	- G	.001
Net asset value, end of period	$ 12.38	$ 12.45	$ 12.55	$ 12.83	$ 12.75	$ 12.55
Total Return B, C	1.83%	3.97%	3.11%	6.44%	6.64%	6.36%
Ratios to Average Net Assets E
Expenses before reductions	.47% A	.48%	.48%	.48%	.49%	.48%
Expenses net of fee waivers, if any	.47% A	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.44% A	.45%	.47%	.48%	.47%	.43%
Net investment income	4.11% A	4.10%	4.22%	4.29%	4.34%	4.47%
Supplemental Data
Net assets, end of period (in millions)	$ 1,541	$ 1,601	$ 1,506	$ 1,550	$ 1,683	$ 1,654
Portfolio turnover rate	19% A	19%	15%	18%	18%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 12.57	$ 12.85	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income D	.249	.509	.529	.546	.316
Net realized and unrealized gain (loss)	(.031)	(.025)	(.151)	.254	.211
Total from investment operations	.218	.484	.378	.800	.527
Distributions from net investment income	(.253)	(.509)	(.523)	(.538)	(.309)
Distributions from net realized gain	(.035)	(.075)	(.135)	(.172)	(.058)
Total distributions	(.288)	(.584)	(.658)	(.710)	(.367)
Redemption fees added to paid in capital D, H	-	-	-	-	-
Net asset value, end of period	$ 12.40	$ 12.47	$ 12.57	$ 12.85	$ 12.76
Total Return B, C	1.80%	3.94%	3.10%	6.51%	4.23%
Ratios to Average Net Assets F
Expenses before reductions	.51% A	.50%	.47%	.49%	.50% A
Expenses net of fee waivers, if any	.51% A	.50%	.47%	.49%	.50% A
Expenses net of all reductions	.48% A	.46%	.47%	.49%	.49% A
Net investment income	4.07% A	4.08%	4.23%	4.28%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,960	$ 2,143	$ 1,057	$ 264	$ 1,499
Portfolio turnover rate	19% A	19%	15%	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 62,440
Unrealized depreciation	(1,828)
Net unrealized appreciation (depreciation)	$ 60,612
Cost for federal income tax purposes	$ 1,494,951

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50 % of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts - continued

fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $149,315 and $224,046, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 9	$ -
Class T	0%	.25%	5	-
Class B	.65%	.25%	24	17
Class C	.75%	.25%	49	13
			$ 87	$ 30

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	3
Class B*	2
Class C*	1
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 5.09
Class T	2.09
Class B	3.11
Class C	5.10
California Municipal Income	525.07
Institutional Class	1.11
	$ 541

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $12 and $141, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
California Municipal Income	$ 50

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Subsequent to period end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2006	Year ended February 28, 2006
From net investment income
Class A	$ 228	$ 357
Class T	85	127
Class B	85	164
Class C	155	328
California Municipal Income	32,143	63,354
Institutional Class	48	59
Total	$ 32,744	$ 64,389
From net realized gain
Class A	$ 31	$ 60
Class T	11	23
Class B	15	32
Class C	28	62
California Municipal Income	4,484	9,454
Institutional Class	7	12
Total	$ 4,576	$ 9,643

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2006	Year ended February 28, 2006	Six months ended August 31, 2006	Year ended February 28, 2006
Class A
Shares sold	245	494	$ 3,008	$ 6,170
Reinvestment of distributions	13	21	157	263
Shares redeemed	(160)	(200)	(1,962)	(2,491)
Net increase (decrease)	98	315	$ 1,203	$ 3,942
Class T
Shares sold	79	108	$ 974	$ 1,359
Reinvestment of distributions	7	11	80	142
Shares redeemed	(43)	(43)	(529)	(544)
Net increase (decrease)	43	76	$ 525	$ 957
Class B
Shares sold	17	114	$ 214	$ 1,426
Reinvestment of distributions	3	7	40	86
Shares redeemed	(24)	(75)	(295)	(941)
Net increase (decrease)	(4)	46	$ (41)	$ 571
Class C
Shares sold	165	215	$ 2,024	$ 2,683
Reinvestment of distributions	10	21	125	262
Shares redeemed	(154)	(292)	(1,889)	(3,632)
Net increase (decrease)	21	(56)	$ 260	$ (687)
California Municipal Income
Shares sold	10,022	22,396	$ 122,902	$ 279,941
Reinvestment of distributions	2,074	4,064	25,404	50,716
Shares redeemed	(16,304)	(17,827)	(199,596)	(222,480)
Net increase (decrease)	(4,208)	8,633	$ (51,290)	$ 108,177
Institutional Class
Shares sold	438	145	$ 5,419	$ 1,818
Reinvestment of distributions	1	2	12	20
Shares redeemed	(50)	(59)	(612)	(736)
Net increase (decrease)	389	88	$ 4,819	$ 1,102

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, as applicable, the cumulative total returns of Class C and Fidelity California Municipal Income (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity California Municipal Income (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity California Municipal Income (retail class) was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also stated that the relative investment performance of Fidelity California Municipal Income (retail class) compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity California Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCMI-USAN-1006
1.790937.103

(Fidelity Investment logo)(registered trademark)

Fidelity®

California Short-Intermediate Tax-Free Bond Fund

Semiannual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Actual	$ 1,000.00	$ 1,017.60	$ 1.78
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.44	$ 1.79

* Expenses are equal to the Fund's annualized expense ratio of .35%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	24.5	29.3
Special Tax	18.4	15.9
Escrowed/Pre-Refunded	15.6	13.8
Synthetics	13.1	10.7
Health Care	11.7	9.5
Average Years to Maturity as of August 31, 2006
		6 months ago
Years	4.1	3.7
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of August 31, 2006
6 months ago
Years	3.3	3.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2006	As of February 28, 2006
AAA 46.5%	AAA 38.9%
AA,A 34.7%	AA,A 37.2%
BBB 4.0%	BBB 2.9%
BB and Below 0.3%	BB and Below 0.5%
Not Rated 0.5%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 14.0%	Short-Term Investments and Net Other Assets 20.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 86.0%
	Principal Amount	Value (Note 1)
California - 83.5%
Alameda County Ctfs. of Prtn. Series A, 5.375% 12/1/09 (MBIA Insured)	$ 170,000	$ 179,823
Alameda Unified School District Gen. Oblig. 5.5% 7/1/13 (FSA Insured)	25,000	27,864
Anaheim Union High School District Series A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (b)	155,000	166,698
Bay Area Govts. Assoc. (FTA Cap. Grant Proj.) Series A, 5% 6/15/07 (AMBAC Insured)	90,000	91,074
Bay Area Toll Auth. Toll Bridge Rev. (San Francisco Bay Area Proj.) Series 2001 D:
5% 4/1/08	100,000	102,177
5% 4/1/10	170,000	178,658
Berkeley Unified School District Gen. Oblig. Series I, 5% 8/1/08 (FSA Insured)	15,000	15,430
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed:
Series 2002 A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (b)	165,000	183,655
Series A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (b)	125,000	139,133
California Dept. of Trans. Rev. Series A:
5% 2/1/11 (MBIA Insured)	300,000	318,330
5% 2/1/12 (FGIC Insured)	100,000	107,119
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev.:
(Wtr. Sys. Proj.):
Series Q, 6% 12/1/09	40,000	42,943
5.5% 12/1/08	90,000	93,814
Series J3, 7% 12/1/12 (Escrowed to Maturity) (b)	70,000	83,097
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5% 5/1/13 (FSA Insured)	45,000	48,466
5.5% 5/1/09 (MBIA Insured)	50,000	52,510
5.5% 5/1/12 (MBIA Insured)	35,000	38,391
6% 5/1/13	220,000	246,178
6% 5/1/13 (MBIA Insured)	25,000	28,193
Series 2005 A, 5.5% 5/1/11	45,000	48,431
Series A:
5% 5/1/09 (MBIA Insured)	75,000	77,823
5.25% 5/1/09 (MBIA Insured)	230,000	240,102
5.25% 5/1/10 (MBIA Insured)	200,000	211,894
5.25% 5/1/12 (FSA Insured)	590,000	641,247
5.25% 5/1/12 (MBIA Insured)	50,000	54,343
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
5.5% 5/1/10	$ 160,000	$ 169,917
5.5% 5/1/13 (AMBAC Insured)	375,000	413,385
California Dept. of Wtr. Resources Wtr. Rev. Series W:
5.5% 12/1/09 (AMBAC Insured)	80,000	84,926
5.5% 12/1/13 (FSA Insured)	70,000	78,355
California Econ. Recovery:
Series 2004 A:
5% 1/1/08	200,000	203,800
5% 1/1/09	400,000	412,784
5% 7/1/10 (MBIA Insured)	235,000	247,420
5% 7/1/11 (MBIA Insured)	695,000	739,563
5% 7/1/12 (MBIA Insured)	380,000	407,896
5.25% 7/1/12	1,195,000	1,295,022
5.25% 7/1/13	545,000	595,543
Series 2004 B, 3.5%, tender 7/1/08 (a)	1,525,000	1,524,421
Series A:
5% 7/1/09	665,000	690,622
5% 7/1/15	740,000	799,030
5% 7/1/15 (MBIA Insured)	1,700,000	1,841,576
5.25% 1/1/11	1,080,000	1,151,086
5.25% 7/1/12 (FGIC Insured)	205,000	222,718
5.25% 7/1/13 (MBIA Insured)	615,000	674,286
5.25% 7/1/14	885,000	974,199
5.25% 7/1/14 (FGIC Insured)	1,560,000	1,722,802
California Edl. Facilities Auth. Rev. (Univ. of Southern California Proj.) Series 2003 B, 5% 10/1/06	30,000	30,028
California Gen. Oblig.:
Series AR, 10% 10/1/08	40,000	44,855
Series AT, 9.75% 2/1/09	10,000	11,341
0% 4/1/11	15,000	12,573
4.5% 2/1/09	135,000	137,769
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (b)	20,000	20,746
4.75% 9/1/08	100,000	102,300
5% 10/1/07	125,000	126,909
5% 10/1/08	275,000	282,937
5% 2/1/09	40,000	41,277
5% 3/1/09	150,000	154,950
5% 3/1/09	65,000	67,145
5% 4/1/09	365,000	377,425
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
California Gen. Oblig.: - continued
5% 2/1/10	$ 370,000	$ 386,195
5% 2/1/10 (MBIA Insured)	155,000	162,392
5% 3/1/10	65,000	67,913
5% 6/1/10	75,000	78,582
5% 2/1/11	1,000,000	1,054,420
5% 5/1/11	95,000	100,438
5% 6/1/11 (MBIA Insured)	60,000	63,785
5% 2/1/12	435,000	462,231
5% 3/1/12 (MBIA Insured)	170,000	181,839
5% 4/1/12	115,000	122,400
5% 2/1/13	130,000	139,093
5% 3/1/13	875,000	936,933
5% 6/1/13	1,000,000	1,073,130
5% 10/1/13	50,000	53,364
5.25% 10/1/09	40,000	41,901
5.25% 2/1/10 (FSA Insured)	120,000	126,678
5.25% 10/1/12	100,000	108,298
5.25% 3/1/13 (Pre-Refunded to 3/1/10 @ 101) (b)	80,000	85,293
5.25% 10/1/13	175,000	191,051
5.25% 2/1/14 (FSA Insured)	255,000	279,689
5.25% 2/1/15	35,000	38,099
5.25% 10/1/15 (Pre-Refunded to 10/1/10 @ 100) (b)	75,000	79,966
5.25% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (b)	25,000	26,438
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (b)	35,000	37,207
5.25% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (b)	45,000	48,091
5.5% 6/1/10	70,000	74,556
5.5% 4/1/11	45,000	48,474
5.5% 2/1/12	10,000	10,869
5.75% 10/1/08	100,000	104,370
5.75% 10/1/10	150,000	161,985
5.75% 2/1/11 (FGIC Insured)	20,000	21,787
5.75% 10/1/11	170,000	186,381
5.75% 11/1/11	100,000	109,679
5.75% 3/1/27 (Pre-Refunded to 3/1/10 @ 101) (b)	75,000	81,183
6% 2/1/09	185,000	194,907
6% 9/1/09	110,000	117,250
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
California Gen. Oblig.: - continued
6% 10/1/09 (FGIC Insured)	$ 40,000	$ 42,825
6.25% 9/1/09	85,000	91,198
6.25% 9/1/12	440,000	485,632
6.6% 2/1/09 (AMBAC Insured)	210,000	224,618
7% 2/1/09	35,000	37,631
7% 10/1/09	10,000	10,949
7.1% 3/1/08	10,000	10,512
8% 11/1/07 (FGIC Insured)	730,000	751,250
10% 9/1/09	85,000	99,612
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series G, 5% 7/1/09	635,000	653,955
(Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/09	500,000	518,305
5% 11/15/14	50,000	53,137
(Kaiser Permante Proj.) Series A, 5% 6/1/07 (Escrowed to Maturity) (b)	60,000	60,676
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) 5% 7/1/11 (Escrowed to Maturity) (b)	135,000	143,779
(Worker's Compensation Relief Proj.) Series A, 5.25% 10/1/13 (AMBAC Insured)	20,000	21,925
Series A, 3.9%, tender 12/1/11 (a)	1,500,000	1,519,800
5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (b)	80,000	86,286
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.):
Series A:
5% 6/1/11	125,000	131,715
5.25% 6/1/12	45,000	48,308
5.25% 6/1/14	70,000	76,157
5% 6/1/10	550,000	574,316
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	43,322
(Dept. of Corrections, Madera State Prison Proj.) Series E, 6% 6/1/10	100,000	108,059
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5% 6/1/08	500,000	512,330
5.5% 6/1/14	100,000	110,861
5.5% 6/1/14 (MBIA Insured)	50,000	55,833
Series 2004 D, 5% 12/1/15 (MBIA Insured)	90,000	97,836
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Monterey County State Prison Proj.):
Series A, 5.25% 6/1/10 (AMBAC Insured)	$ 50,000	$ 52,947
Series C, 5.2% 12/1/09 (MBIA Insured)	135,000	141,450
Series J, 5% 1/1/10 (AMBAC Insured)	65,000	67,924
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	200,000	219,902
(Regents Univ. of California Proj.) Series A:
0% 9/1/07	85,000	81,863
5.25% 6/1/12 (AMBAC Insured)	50,000	54,131
(Various California State Univ. Projs.):
Series 2005 L, 5.25% 11/1/09	260,000	272,665
Series A, 5.5% 6/1/14	155,000	171,198
Series B:
5.55% 6/1/10	100,000	106,862
5.55% 6/1/10 (MBIA Insured)	250,000	267,335
California State L.A. Univ. Auxiliary Services, Inc. Auxiliary Organization 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (b)	40,000	42,992
California State Univ. Rev. & Colleges Series B, 5% 11/1/11 (AMBAC Insured)	40,000	42,785
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (b)	35,000	39,520
California Statewide Cmnty. Dev. Auth. Wtr. and Wastewtr. Rev. (Pooled Fing. Prog.) Series 2004 A, 5% 10/1/13 (FSA Insured)	30,000	32,522
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (a)	1,000,000	1,020,770
California Statewide Cmntys. Dev. Auth. Rev.:
(Daughters of Charity Health Sys. Proj.) Series F:
5% 7/1/09	1,050,000	1,078,235
5% 7/1/10	1,145,000	1,185,533
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (a)	1,000,000	996,350
Series 2004 E, 3.875%, tender 4/1/10 (a)	345,000	344,365
Series 2004 F, 2.3%, tender 5/1/07 (a)	1,495,000	1,481,784
Series 2004 G, 2.3%, tender 5/1/07 (a)	750,000	743,370
Series 2004 H, 2.625%, tender 5/1/08 (a)	1,350,000	1,330,736
Series D, 4.35%, tender 3/1/07 (a)	350,000	351,166
Series I, 3.45%, tender 5/1/11 (a)	1,000,000	978,490
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
Capistrano Unified School District Cmnty. Facilities District #98-2, Ladera 5.75% 9/1/29 (Pre-Refunded to 9/1/09 @ 102) (b)	$ 80,000	$ 86,338
Carmichael Wtr. District Wtr. Rev. Ctfs. of Prtn. 4.75% 9/1/09 (MBIA Insured)	70,000	72,561
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (b)	30,000	32,870
Chaffey Unified High School District:
Series B, 5.5% 8/1/13 (Pre-Refunded to 8/1/10 @ 101) (b)	70,000	75,702
5% 8/1/12 (FGIC Insured)	20,000	21,543
Contra Costa County Pub. Fing. Auth. Lease Rev.:
Series 1999 A, 5% 6/1/08 (MBIA Insured)	200,000	205,272
Series B, 4.5% 6/1/09 (MBIA Insured)	40,000	41,086
Contra Costa Trans. Auth. Sales Tax Rev. Series A, 6% 3/1/09 (FGIC Insured)	200,000	211,806
Coronado Cmnty. Dev. Agcy. 0% 9/1/13 (FSA Insured)	15,000	11,453
Delano Union School District Ctfs. of Prtn. Series A, 5.9% 1/1/22 (Pre-Refunded to 1/1/07 @ 102) (b)	125,000	128,434
Duarte Unified School District Gen. Oblig. Series B, 0% 11/1/16 (FSA Insured)	85,000	56,015
East Bay Muni. Util. District Wastewtr. Sys. Rev. 4.75% 6/1/28 (Pre-Refunded to 6/1/08 @ 101) (b)	60,000	61,866
East Bay Muni. Util. District Wtr. Sys. Rev.:
4.75% 6/1/28 (Pre-Refunded to 6/1/08 @ 101) (b)	130,000	134,043
4.75% 6/1/34 (Pre-Refunded to 6/1/08 @ 101) (b)	230,000	237,153
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	45,000	47,932
5% 8/1/12 (FSA Insured)	55,000	59,090
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	17,035
Elk Grove Cmnty. Facilities District #2003-1 Spl. Tax 6% 9/1/28 (Pre-Refunded to 9/1/08 @ 101) (b)	50,000	52,795
Evergreen School District Gen. Oblig. Series B, 4.9% 9/1/15 (Pre-Refunded to 9/1/07 @ 101) (b)	45,000	46,071
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 4.75% 1/15/11 (MBIA Insured)	35,000	36,696
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (b)	85,000	91,499
Fresno Swr. Rev. Series A, 6% 9/1/09 (MBIA Insured)	100,000	107,030
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 5% 6/1/21	$ 1,000,000	$ 1,004,500
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	555,000	596,952
5.75% 6/1/21 (Pre-Refunded to 6/1/08 @ 100) (b)	130,000	134,766
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (b)	150,000	155,499
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (b)	40,000	41,466
Series B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (b)	640,000	688,378
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	235,000	252,764
5.375% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (b)	60,000	63,710
5.5% 6/1/19 (Pre-Refunded to 6/1/07 @ 100) (b)	75,000	76,060
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	1,700,000	1,878,738
5.6% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (b)	115,000	123,007
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (b)	220,000	244,754
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (b)	280,000	311,506
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (b)	730,000	806,752
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	1,000,000	1,105,140
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (MBIA Insured)	50,000	56,477
Kern Cmnty. College District Gen. Oblig. Series A. 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (b)	130,000	139,179
Kern County High School District Series A, 6.3% 8/1/10 (MBIA Insured)	75,000	82,394
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5.4% 1/15/15 (Pre-Refunded to 1/15/09 @ 101) (b)	50,000	52,626
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (b)	100,000	79,731
(Disney Parking Proj.) 0% 3/1/14	20,000	14,556
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.):
First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	$ 35,000	$ 37,960
Second Series 1999 A, 6% 7/1/09	125,000	132,968
Series 2005 B, 5% 7/1/09	25,000	25,997
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(Multiple Cap. Facilities #5 Proj.) Series B, 6% 12/1/07 (Escrowed to Maturity) (b)	100,000	103,078
(Multiple Cap. Facilities #6 Proj.) Series A, 5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (b)	105,000	112,621
Series 1996 VB, 5.125% 12/1/29 (Pre-Refunded to 12/1/07 @ 101) (b)	65,000	66,942
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (MBIA Insured)	35,000	37,528
(Reg'l. Park & Open Space District Proj.):
5% 10/1/12 (FSA Insured)	95,000	102,514
5% 10/1/14 (FSA Insured)	25,000	27,340
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series 2003 B, 5% 5/15/10 (MBIA Insured)	65,000	68,346
Series B, 5% 5/15/14 (MBIA Insured)	135,000	146,648
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11 (MBIA Insured)	120,000	129,288
Series 2003 A Subseries A-1, 4.5% 7/1/07	75,000	75,622
Series A Subseries A1, 5% 7/1/08	85,000	87,194
Series A Subseries A-1, 5% 7/1/12 (MBIA Insured)	25,000	26,903
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (MBIA Insured)	150,000	165,264
Series 2003 A, 5% 9/1/13 (MBIA Insured)	20,000	21,729
Series 2003 B, 5% 9/1/09 (FSA Insured)	35,000	36,527
Series A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (b)	60,000	64,028
Series B, 4% 9/1/07 (FSA Insured)	60,000	60,334
Los Angeles Sanitation Equip. Charge Rev. Series A:
5% 2/1/07 (AMBAC Insured)	25,000	25,155
5% 2/1/09 (AMBAC Insured)	25,000	25,886
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Services Lease Proj.) Series A, 5.625% 5/1/11	50,000	52,233
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
Los Angeles Unified School District:
Series 1997 F, 5% 7/1/14 (FSA Insured)	$ 25,000	$ 27,020
Series 2000 D, 5.625% 7/1/15 (Pre-Refunded to 7/1/10 @ 100) (b)	80,000	86,054
Series A, 5% 7/1/13 (MBIA Insured)	25,000	27,114
Series B, 5% 7/1/23 (FGIC Insured) (Pre-Refunded to 7/1/08 @ 101) (b)	190,000	196,927
Series C, 5.25% 7/1/11 (Pre-Refunded to 7/1/09 @ 101) (b)	50,000	52,822
Series E:
5% 7/1/09 (MBIA Insured)	45,000	46,857
5.5% 7/1/13 (MBIA Insured)	40,000	44,088
Series F, 5% 7/1/15 (FSA Insured)	5,000	5,385
Series G, 5% 7/1/10 (AMBAC Insured)	2,200,000	2,320,934
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series A, 5% 8/1/10 (Escrowed to Maturity) (b)	60,000	63,277
(Multiple Properties Proj.) Series A, 5% 8/1/09 (Escrowed to Maturity) (b)	45,000	46,884
Series 2002, 5% 6/1/08 (FSA Insured)	60,000	61,582
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	26,903
Metropolitan Wtr. District Southern California Wtrwks. Rev.:
Series 1996 C, 6% 7/1/07	50,000	50,978
Series 2004 B, 5% 7/1/10	90,000	94,882
Series A:
5% 7/1/13	35,000	37,960
5% 7/1/26 (Pre-Refunded to 1/1/08 @ 101) (b)	140,000	144,108
5.25% 7/1/10 (Escrowed to Maturity) (b)	55,000	58,430
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (b)	270,000	291,535
Series B, 5% 7/1/11	80,000	85,312
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (b)	65,000	69,449
Moreno Valley Ctfs. of Prtn. 5% 5/1/09 (MBIA Insured)	10,000	10,389
New Haven Unified School District Series B, 7.9% 8/1/12 (MBIA Insured)	100,000	122,738
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (b)	45,000	48,762
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (MBIA Insured)	50,000	54,596
5% 8/1/16 (MBIA Insured)	25,000	27,287
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.):
Series A, 5.85% 7/1/10 (Escrowed to Maturity) (b)	$ 25,000	$ 26,999
5.85% 7/1/10 (AMBAC Insured)	25,000	27,036
Series A, 5.8% 7/1/09 (Escrowed to Maturity) (b)	60,000	63,638
Norwalk-Mirada Unified School District 5% 8/1/23 (Pre-Refunded to 8/1/13 @ 100) (b)	40,000	43,344
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 5% 4/1/09 (AMBAC Insured)	75,000	77,740
Oakland Joint Powers Fing. Auth. Lease Rev. (Oakland Convention Centers Proj.) 5.25% 10/1/09 (AMBAC Insured)	50,000	52,450
Oakland Unified School District Alameda County 5% 8/1/12 (MBIA Insured)	60,000	64,462
Orange County Local Trans. Auth. Sales Tax Rev.:
Second Series 1998 A, 5.5% 2/15/08 (MBIA Insured)	215,000	221,080
Series A, 5.5% 2/15/11 (MBIA Insured)	20,000	21,640
Sr. Series A, 5.7% 2/15/10 (AMBAC Insured)	140,000	150,137
6% 2/15/08	105,000	108,656
Orange County Rfdg. Recovery Series A:
5% 6/1/11 (MBIA Insured)	110,000	117,187
6% 6/1/09 (Escrowed to Maturity) (b)	85,000	90,562
Orchard School District Gen. Oblig. Series A, 0% 2/1/16 (FGIC Insured)	35,000	23,678
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (FGIC Insured)	25,000	26,634
Oxnard Union High School District Gen. Oblig. Series D, 7.5% 8/1/07 (Escrowed to Maturity) (b)	140,000	145,016
Palmdale Cmnty. Redev. Agcy. Series A, 5.125% 9/1/06 (Escrowed to Maturity) (b)	50,000	50,000
Palo Alto Unified School District Gen. Oblig. 5% 8/1/15 (FSA Insured)	25,000	27,425
Palos Verdes Peninsula Unified School District Series A, 5.25% 11/1/14 (Pre-Refunded to 11/1/10 @ 101) (b)	20,000	21,522
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (b)	50,000	53,291
5% 11/1/10 (FGIC Insured)	30,000	31,760
Petaluma Cmnty. Dev. Commission Tax Allocation (Petaluma Cmnty. Dev. Proj.) Series A, 5.25% 5/1/14 (Pre-Refunded to 5/1/08 @ 101) (b)	50,000	51,904
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
Pleasanton Joint Powers Fing. Auth. Rev. Series B, 5.25% 9/2/08 (FSA Insured)	$ 120,000	$ 124,164
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (b)	50,000	53,167
Series B, 5% 8/1/14 (FSA Insured)	60,000	65,515
Series J, 5.8% 8/1/12 (Pre-Refunded to 8/1/07 @ 102) (b)	50,000	52,013
5% 8/1/11 (FSA Insured)	100,000	106,747
Pomona Pub. Fing. Auth. Rev. 5% 2/1/12 (AMBAC Insured)	40,000	42,848
Pomona Unified School District Series A, 5.65% 2/1/08 (MBIA Insured)	25,000	25,756
Port of Oakland Gen. Oblig. Series M, 5% 11/1/12 (FGIC Insured)	65,000	70,128
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	49,150
Riverside County Pub. Fing. Auth. Rev. (Rancho Village Proj.) Series A, 4.55% 9/2/08 (AMBAC Insured)	55,000	56,174
Sacramento City Fing. Auth. Rev.:
Series A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (b)	100,000	108,562
5% 12/1/14 (FGIC Insured)	40,000	43,601
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (b)	140,000	151,000
Sacramento Muni. Util. District Elec. Rev. Series R, 5% 8/15/14 (MBIA Insured)	25,000	27,308
San Bernardino County Trans. Auth. Sales Tax Rev. Series A, 5% 3/1/10 (AMBAC Insured)	200,000	210,100
San Diego County Ctfs. of Prtn. 5% 6/1/08 (AMBAC Insured)	75,000	76,977
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 4.75% 4/1/08 (FGIC Insured)	40,000	40,805
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (FGIC Insured)	50,000	54,871
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (MBIA Insured)	135,000	144,108
5% 8/1/12 (MBIA Insured)	890,000	958,245
San Diego Unified School District (Election of 1998 Proj.) Series F, 5% 7/1/16 (FSA Insured)	75,000	81,035
San Diego Wtr. Util. Fund 5.375% 8/1/15 (Pre-Refunded to 8/1/08 @ 101) (b)	50,000	52,225
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
San Francisco Bay Area Rapid Trans. District Sales Tax Rev.:
5.5% 7/1/07	$ 75,000	$ 76,222
5.5% 7/1/07 (Escrowed to Maturity) (b)	125,000	127,066
San Francisco Bldg. Auth. Lease Rev.:
(Dept. Gen. Svcs. Lease Proj.) Series A:
5% 10/1/13 (MBIA Insured)	25,000	26,685
5.125% 10/1/07 (MBIA Insured)	80,000	81,418
(San Francisco Civic Ctr. Complex Proj.) Series A, 6% 12/1/09 (AMBAC Insured)	55,000	59,047
San Francisco City & County Gen. Oblig. Series 1, 5.75% 6/15/07 (FGIC Insured)	20,000	20,360
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 B, 5% 11/1/13 (MBIA Insured)	160,000	172,349
San Francisco Cmnty. College District Gen. Oblig. (Election of 2001 Proj.) Series 2004 B, 5% 6/15/10 (AMBAC Insured)	40,000	42,175
San Jose Evergreen Cmnty. College District Series A, 4.75% 9/1/23 (Pre-Refunded to 9/1/06 @ 101) (b)	15,000	15,150
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (MBIA Insured)	45,000	48,085
San Juan Unified School District Series 1998 B, 0% 8/1/15 (MBIA Insured)	25,000	17,480
San Mateo County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/16 (MBIA Insured)	45,000	50,539
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	75,000	81,634
Santa Clara County Fing. Auth. Lease Rev. Series A, 6% 11/15/12 (AMBAC Insured)	240,000	271,558
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (FGIC Insured)	35,000	37,919
Santa Margarita/Dana Point Auth. Rev.:
(Impt. District 3&3A,4&4A Proj.) Series B, 7.25% 8/1/08 (MBIA Insured)	1,000,000	1,069,740
Series B, 7.25% 8/1/11 (MBIA Insured)	1,425,000	1,657,489
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (b)	20,000	22,349
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	25,000	27,298
Simi Valley Pub. Fing. Auth. Lease Rev. 4.8% 9/1/06 (AMBAC Insured)	40,000	40,000
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C, 6.5% 8/15/10 (FGIC Insured)	$ 160,000	$ 177,526
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/10	60,000	65,965
6.75% 7/1/12	30,000	34,260
6.75% 7/1/13	55,000	64,160
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	185,000	206,800
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern California Transmission Proj.) 5% 7/1/12 (FSA Insured)	55,000	59,187
Southwestern Cmnty. College District Gen. Oblig.:
Series B, 5.25% 8/1/14 (FGIC Insured)	25,000	27,724
5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (b)	45,000	49,136
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	54,402
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	25,000	27,229
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (b)	60,000	63,705
Univ. of California Revs.:
(Multiple Purp. Projs.):
Series F:
5% 9/1/17 (Pre-Refunded to 9/1/06 @ 101) (b)	185,000	186,850
5% 9/1/27 (Pre-Refunded to 9/1/06 @ 101) (b)	70,000	70,700
Series O, 5.75% 9/1/09 (FGIC Insured)	35,000	37,266
Series Q, 5% 9/1/11 (FSA Insured)	50,000	53,428
Series A:
5% 5/15/10 (AMBAC Insured)	70,000	73,728
5% 5/15/12 (AMBAC Insured)	80,000	85,970
Upland Unified School District Gen. Oblig. Series A, 5.25% 8/1/10 (FSA Insured)	50,000	53,259
Westlands Wtr. District Rev. Ctfs. of Prtn. Series A, 5% 3/1/29 (Pre-Refunded to 3/1/09 @ 101) (b)	165,000	172,478
Westside Union School District Gen. Oblig. Series C, 6% 8/1/13 (AMBAC Insured)	50,000	57,804
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (b)	$ 40,000	$ 29,478
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	26,920
		69,000,409
Guam - 0.3%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5% 7/1/09	260,000	262,704
Puerto Rico - 2.2%
Puerto Rico Commonwealth Gen. Oblig.:
Series 1993, 7% 7/1/10 (AMBAC Insured)	325,000	363,958
Series 2003 C, 4.25%, tender 7/1/08 (MBIA Insured) (a)	265,000	268,556
Series B:
5.5% 7/1/11 (FGIC Insured)	190,000	206,182
5.75% 7/1/07 (MBIA Insured)	100,000	101,780
5.25% 7/1/09 (FGIC Insured)	120,000	125,651
5.25% 7/1/10 (FGIC Insured)	45,000	47,691
5.75% 7/1/08 (MBIA Insured)	200,000	207,674
6.5% 7/1/12 (MBIA Insured)	75,000	86,323
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. 5.5% 7/1/09 (FSA Insured)	60,000	63,060
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 1997 A, 5% 7/1/14 (Pre-Refunded to 1/1/08 @ 101) (b)	75,000	77,151
Series A, 5% 7/1/28 (Pre-Refunded to 1/1/08 @ 101) (b)	115,000	118,298
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series AA, 5.25% 7/1/16 (Pre-Refunded to 7/1/07 @ 101.5) (b)	40,000	41,142
Puerto Rico Muni. Fin. Agcy. Series 1999 A, 5.5% 8/1/07 (FSA Insured)	65,000	66,132
		1,773,598
TOTAL MUNICIPAL BONDS (Cost $70,663,525)		71,036,711
Municipal Notes - 13.1%
	Principal Amount	Value (Note 1)
California - 13.1%
California Gen. Oblig. Participating VRDN Putters 1460, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,485,000	$ 4,484,978
Corona Ctfs. of Prtn. Participating VRDN Series PT 1860, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	625,000	625,000
Los Angeles Unified School District Participating VRDN:
Series MSTC 01 135, 3.57% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	800,000	800,000
Series PT 3191, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	870,000	870,000
Sacramento Muni. Util. District Elec. Rev. Participating VRDN Series EGL 7050048 Class A, 3.45% (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
Sunnyvale School District Participating VRDN Series PT 2710, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
TOTAL MUNICIPAL NOTES (Cost $10,779,995)		10,779,978
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $81,443,520)		81,816,689
NET OTHER ASSETS - 0.9%		772,621
NET ASSETS - 100%		$ 82,589,310
Security Type Abbreviation
VRDN	-	Variable Rate Demand Note
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	24.5%
Special Tax	18.4%
Escrowed/Pre-Refunded	15.6%
Synthetics	13.1%
Health Care	11.7%
Electric Utilities	5.0%
Others* (individually less than 5%)	11.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $81,443,520)		$ 81,816,689
Cash		65,758
Receivable for fund shares sold		110,000
Interest receivable		841,501
Receivable from investment adviser for expense reductions		10,236
Other receivables		12,265
Total assets		82,856,449

Liabilities
Payable for investments purchased	$ 5,198
Payable for fund shares redeemed	157,500
Distributions payable	47,965
Accrued management fee	25,183
Other affiliated payables	11,039
Other payables and accrued expenses	20,254
Total liabilities		267,139

Net Assets		$ 82,589,310
Net Assets consist of:
Paid in capital		$ 82,213,965
Distributions in excess of net investment income		(263)
Accumulated undistributed net realized gain (loss) on investments		2,439
Net unrealized appreciation (depreciation) on investments		373,169
Net Assets, for 8,204,339 shares outstanding		$ 82,589,310
Net Asset Value, offering price and redemption price per share ($82,589,310 ÷ 8,204,339 shares)		$ 10.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Interest		$ 1,283,000

Expenses
Management fee	$ 133,839
Transfer agent fees	21,891
Accounting fees and expenses	9,041
Independent trustees' compensation	126
Custodian fees and expenses	2,389
Registration fees	20,606
Audit	19,418
Legal	115
Miscellaneous	307
Total expenses before reductions	207,732
Expense reductions	(113,601)	94,131
Net investment income		1,188,869
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	283
Futures contracts	1,906
Total net realized gain (loss)		2,189
Change in net unrealized appreciation (depreciation) on investment securities		218,705
Net gain (loss)		220,894
Net increase (decrease) in net assets resulting from operations		$ 1,409,763

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	For the period October 25, 2005 (commencement of operations) to February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,188,869	$ 326,717
Net realized gain (loss)	2,189	254
Change in net unrealized appreciation (depreciation)	218,705	154,464
Net increase (decrease) in net assets resulting from operations	1,409,763	481,435
Distributions to shareholders from net investment income	(1,189,145)	(326,704)
Share transactions Proceeds from sales of shares	40,234,524	55,575,321
Reinvestment of distributions	934,608	303,147
Cost of shares redeemed	(13,188,012)	(1,647,383)
Net increase (decrease) in net assets resulting from share transactions	27,981,120	54,231,085
Redemption fees	1,002	754
Total increase (decrease) in net assets	28,202,740	54,386,570

Net Assets
Beginning of period	54,386,570	-
End of period (including distributions in excess of net investment income of $263 and undistributed net investment income of $13, respectively)	$ 82,589,310	$ 54,386,570
Other Information Shares
Sold	4,022,902	5,541,751
Issued in reinvestment of distributions	93,477	30,164
Redeemed	(1,320,121)	(163,834)
Net increase (decrease)	2,796,258	5,408,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2006	Year ended February 28,
	(Unaudited)	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income D	.164	.105
Net realized and unrealized gain (loss)	.010	.059
Total from investment operations	.174	.164
Distributions from net investment income	(.164)	(.104)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 10.07	$ 10.06
Total Return B, C	1.76%	1.64%
Ratios to Average Net Assets F
Expenses before reductions	.57% A	.94% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.26% A	.23% A
Net investment income	3.27% A	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,589	$ 54,387
Portfolio turnover rate	17% A	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 25, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity California Short-Intermediate Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 430,533
Unrealized depreciation	(57,364)
Net unrealized appreciation (depreciation)	$ 373,169
Cost for federal income tax purposes	$ 81,443,520

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

2. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $34,032,140 and $5,210,826, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .06% of average net assets.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $57 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $80,783.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $2,389 and $21,891 and $8,538, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CSI-USAN-1006
1.817079.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 24, 2006